CARILLON LIFE ACCOUNT

                             of

         THE UNION CENTRAL LIFE INSURANCE COMPANY

1876 Waycross Road * Cincinnati, Ohio 45240 * 513-595-2600


           STATEMENT OF ADDITIONAL INFORMATION
     Excel Choice Variable Universal Life Insurance

      May 1, 2005, supplemented September 1, 2005

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Life Account's ("CLA") current Prospectus, dated May 1, 2005, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (800) 319-6902, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                     --------------------

                      TABLE OF CONTENTS


TABLE OF CONTENTS . . . . . . . . . . . . . . . . . . . . .1
General Information and History . . . . . . . . . . . . . .2
Multiple Beneficiaries. . . . . . . . . . . . . . . . . . .2
Additional Information about Operation of Contracts
 and Carillon Life Account. . . . . . . . . . . . . . . . .2
Reports to Policy Owners. . . . . . . . . . . . . . . . . .3
Assignment. . . . . . . . . . . . . . . . . . . . . . . . .3
Distribution of the Policies. . . . . . . . . . . . . . . .3
Custody of Assets . . . . . . . . . . . . . . . . . . . . .4
Independent Registered Public Accounting Firm . . . . . . .4


Appendix A (Guideline Premium and Cash Value
            Accumulation Test Factors). . . . . . . . . .A-1
Appendix B (Enhanced Death Benefit Option Tables) . . . .B-1
Appendices C and D (Financial Statements of CLA
            and of Union Central) . . . . . . . . . . . .C-1

General Information and History
The Union Central Life Insurance Company was formed as a mutual life insurance company in 1867, under the laws of the State of Ohio. We are owned by our policyholders. The Union Central Life Insurance Company is subject to regulation by the Department of Insurance of the State of Ohio as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions.
 A subsidiary of Union Central, Carillon Investments, Inc., is the principal underwriter of the contracts. On or about January 28, 2005, the boards of directors of Union Central and The Ameritas Acacia Companies of Lincoln, Nebraska voted to combine at the mutual holding company level. This transaction is subject to appropriate regulatory approval and the approval of the members and policyholders of both insurance companies.

Carillon Life Account was established under Ohio law on July 10,
1995.  It is registered with the Securities and Exchange
Commission as a unit investment trust under the Investment Company Act of 1940 and is a separate account within the meaning of the federal securities laws.

Multiple Beneficiaries
When policies have multiple beneficiaries, we provide each beneficiary with payment option information, as described in the prospectus. Generally, death benefits are paid in a lump sum as described in the prospectus. Unless the owner of the contract made an election as to how the beneficiaries would be paid, each beneficiary can make his or her own election as to payment of proceeds. The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment to each beneficiary.

Additional Information about Operation of Contracts and Carillon
Life Account
Carillon Life Account has participation agreements with the various underlying investment options in order to provide the options in the contracts. These agreements describe the rights and responsibilities of Union Central, Carillon Investments, and the applicable fund family as they relate to the use of the fund option in the contracts. The participation agreements are filed as exhibits to this registration statement.

Reports to Policy Owners
Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other information required by law. You will receive similar reports each calendar quarter as well. You will also be sent an annual and a semi-annual report for each portfolio underlying a subaccount to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, portfolio rebalancing, dollar cost averaging, and earnings sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Assignment
You may assign your policy in accordance with its terms. In order for any assignment to be binding on us, it must be in writing and filed at the home office. Once we have received a signed copy of the assignment, your rights and the interest of any beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt.

Distribution of the Policies
The principal underwriter of the policies is Carillon Investments, Inc. ("Distributor"), a wholly-owned subsidiary of Union Central, located at 1876 Waycross Road, Cincinnati, Ohio 45240. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.
(the "NASD").   More information about Distributor and its
registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

We offer the policies to the public on a continuous basis through the Distributor. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Distributor offers the policies through its sales representatives. Distributor also may enter into selling agreements with other broker-dealers for sales of the policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

Commissions paid on the policy, as well as other incentives or payments, are not charged directly to the policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy.

Distributor received sales compensation with respect to the Policies issued under this separate account in the following amounts during the periods indicated:

          YEAR         AMOUNT
          2004      $4,519,575
          2003      $2,758,161
          2002      $3,371,076

Under the underwriting agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and Distributor pays all other expenses of distributing the policies, for which it receives a concession, based on a percentage of commissions paid. Because Distributor is our subsidiary, we also pay for Distributor's operating and other expenses.
Because sales representatives of Distributor are also insurance agents of the Insurer, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Insurer offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Insurer for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, Distributor sales representatives who meet certain Insurer productivity, persistency and length of service standards may be eligible for additional compensation.

We may pay certain broker-dealers an additional bonus after the first policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Also, Distributor receives .25% from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2), in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and .25% of subaccount assets for providing various shareholder support services.

From time to time we, in conjunction with Distributor, may conduct special sales programs. During 2003, we conducted no special sales programs.

Custody of Assets
Title to the assets of Carillon Life Account is held by Union
Central. Records are maintained of all purchases and redemptions of portfolio shares held by each of the subaccounts.

Independent Registered Public Accounting Firm
The financial statements of Carillon Life Account at December 31, 2004 and 2003 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2004 and 2003 and each of the three years in the period ended December 31, 2004, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

   APPENDIX A (Guideline Premium and Cash Value Accumulation Test Factors)
                        APPLICABLE PERCENTAGES
                      FOR GUIDELINE PREMIUM TEST

Attained             Attained             Attained             Attained
  Age     Percentage   Age     Percentage   Age     Percentage   Age    Percentage
--------  ---------- --------  ---------- --------  ---------- -------- ----------
 0-40       250%       50        185%       60        130%         70     115%
  41        243%       51        178%       61        128%         71     113%
  42        236%       52        171%       62        126%         72     111%
  43        229%       53        164%       63        124%         73     109%
  44        222%       54        157%       64        122%         74     107%
  45        215%       55        150%       65        120%       75-90    105%
  46        209%       56        146%       66        119%         91     104%
  47        203%       57        142%       67        118%         92     103%
  48        197%       58        138%       68        117%         93     102%
  49        191%       59        134%       69        116%         94     101%
                                                                   95+    100%

                CASH VALUE ACCUMULATION TEST FACTORS
                ------------------------------------
Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
0       10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
1       10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
2       10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
3        9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
4        9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
5        9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
6        8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
7        8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
8        8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
9        7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783


Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731
51       2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52       2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53       2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54       1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55       1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56       1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57       1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58       1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59       1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60       1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61       1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62       1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63       1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64       1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65       1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66       1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67       1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68       1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69       1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70       1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71       1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72       1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73       1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74       1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75       1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76       1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77       1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78       1.254509    1.301375    1.343930    1.372879    1.279916    1.318151
79       1.240077    1.281459    1.320578    1.345918    1.263818    1.296957
80       1.226304    1.262553    1.298357    1.320370    1.248377    1.276814
81       1.213154    1.244623    1.277229    1.296205    1.233551    1.257691
82       1.200646    1.227680    1.257217    1.273442    1.219365    1.239601
83       1.188859    1.211790    1.238377    1.252139    1.205891    1.222606
84       1.177886    1.197033    1.220760    1.232355    1.193218    1.206785
85       1.167718    1.183411    1.204557    1.214032    1.181402    1.192124
86       1.158262    1.170850    1.189424    1.197087    1.170276    1.178558
87       1.149337    1.159222    1.175463    1.181361    1.159775    1.165932
88       1.140711    1.148370    1.162232    1.166706    1.149595    1.154112
89       1.132413    1.138071    1.149795    1.152921    1.139812    1.142883
90       1.124205    1.128116    1.137653    1.139831    1.130084    1.132047
91       1.115826    1.118286    1.125837    1.127209    1.120300    1.121395
92       1.106962    1.108331    1.114095    1.114819    1.110206    1.110688
93       1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94       1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95       1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96       1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97       1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98       1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99       1.019739    1.019739    1.019739    1.019739    1.019739    1.019739


                    APPENDIX B

       ENHANCED DEATH BENEFIT OPTION TABLES
       ------------------------------------
              GUIDELINE PREMIUM TEST
                NINE YEAR CORRIDOR
                ------------------

Attained                        Attained
Age         Percentage          Age          Percentage
0-40          250.00%
41            243.00            71            113.00%
42            236.00            72            111.00
43            229.00            73            109.00
44            222.00            74            107.00
45            215.00            75            105.00

46            209.00            76            105.00
47            203.00            77            105.00
48            197.00            78            105.00
49            191.00            79            105.00
50            185.00            80            105.00

51            178.00            81            109.20
52            171.00            82            113.40
53            164.00            83            117.60
54            157.00            84            121.80
55            150.00            85            126.00

56            146.00            86            121.80
57            142.00            87            117.60
58            138.00            88            113.40
59            134.00            89            109.20
60            130.00            90            105.00

61            128.00            91            104.00
62            126.00            92            103.00
63            124.00            93            102.00
64            122.00            94            101.00
65            120.00            95 and over   100.00

66            119.00
67            118.00
68            117.00
69            116.00
70            115.00

    ENHANCED DEATH BENEFIT OPTION TABLES
    ------------------------------------
         GUIDELINE PREMIUM TEST
          FIFTEEN YEAR CORRIDOR
          ---------------------

Attained                Attained
Age      Percentage     Age        Percentage
0-40      250.00%
  41      243.00        71           113.00%
  42      236.00        72           111.00
  43      229.00        73           109.00
  44      222.00        74           107.00
  45      215.00        75           105.00

  46      209.00        76           105.00
  47      203.00        77           105.00
  48      197.00        78           107.63
  49      191.00        79           110.25
  50      185.00        80           112.88

  51      178.00        81           115.50
  52      171.00        82           118.13
  53      164.00        83           120.75
  54      157.00        84           123.38
  55      150.00        85           126.00

  56      146.00        86           123.38
  57      142.00        87           120.75
  58      138.00        88           118.13
  59      134.00        89           115.50
  60      130.00        90           112.88

  61      128.00        91           109.20
  62      126.00        92           105.58
  63      124.00        93           102.00
  64      122.00        94           101.00
  65      120.00        95 and over  100.00

  66      119.00
  67      118.00
  68      117.00
  69      116.00
  70      115.00

                   ENHANCED DEATH BENEFIT OPTION TABLES
                       CASH VALUE ACCUMULATION TEST
                            NINE YEAR CORRIDOR

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
 0      10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
 1      10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
 2      10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
 3       9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
 4       9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
 5       9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
 6       8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
 7       8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
 8       8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
 9       7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731

                  ENHANCED DEATH BENEFIT OPTION TABLES

                      CASH VALUE ACCUMULATION TEST
                        NINE YEAR CORRIDOR (cont.)

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
51       2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52       2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53       2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54       1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55       1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56       1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57       1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58       1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59       1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60       1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61       1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62       1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63       1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64       1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65       1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66       1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67       1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68       1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69       1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70       1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71       1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72       1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73       1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74       1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75       1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76       1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77       1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78       1.254509    1.301375    1.343930    1.372879    1.279916    1.318151
79       1.240077    1.281459    1.320578    1.345918    1.263818    1.296957
80       1.226304    1.262553    1.298357    1.320370    1.248377    1.276814
81       1.261680    1.294408    1.328319    1.348053    1.282893    1.307999
82       1.296698    1.325894    1.357794    1.375318    1.316914    1.338769
83       1.331522    1.357205    1.386982    1.402395    1.350598    1.369319
84       1.366347    1.388559    1.416081    1.429531    1.384133    1.399871
85       1.401261    1.420093    1.445468    1.456838    1.417682    1.430549
86       1.343584    1.358187    1.379732    1.388621    1.357520    1.367128
87       1.287257    1.298329    1.316519    1.323124    1.298948    1.305844
88       1.231968    1.240240    1.255211    1.260042    1.241563    1.246441
89       1.177709    1.183594    1.195786    1.199038    1.185405    1.188598
90       1.124205    1.128116    1.137653    1.139831    1.130084    1.132047
91       1.115826    1.118286    1.125837    1.127209    1.120300    1.121395
92       1.106962    1.108331    1.114095    1.114819    1.110206    1.110688
93       1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94       1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95       1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96       1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97       1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98       1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99       1.019739    1.019739    1.019739    1.019739    1.019739    1.019739



                  ENHANCED DEATH BENEFIT OPTION TABLES
                       CASH VALUE ACCUMULATION TEST
                           FIFTEEN YEAR CORRIDOR

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
 0      10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
 1      10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
 2      10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
 3       9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
 4       9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
 5       9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
 6       8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
 7       8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
 8       8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
 9       7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731

                    ENHANCED DEATH BENEFIT OPTION TABLES
                        CASH VALUE ACCUMULATION TEST
                        FIFTEEN YEAR CORRIDOR (cont.)

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
51      2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52      2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53      2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54      1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55      1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56      1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57      1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58      1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59      1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60      1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61      1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62      1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63      1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64      1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65      1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66      1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67      1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68      1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69      1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70      1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71      1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72      1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73      1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74      1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75      1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76      1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77      1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78      1.285872    1.333909    1.377528    1.407201    1.311914    1.351104
79      1.302081    1.345532    1.386607    1.413214    1.327009    1.361804
80      1.318276    1.357244    1.395733    1.419398    1.342005    1.372575
81      1.334470    1.369085    1.404952    1.425825    1.356906    1.383460
82      1.350727    1.381140    1.414369    1.432622    1.371785    1.394551
83      1.367188    1.393559    1.424134    1.439960    1.386775    1.405997
84      1.384016    1.406514    1.434393    1.448017    1.402032    1.417973
85      1.401261    1.420093    1.445468    1.456838    1.417682    1.430549
86      1.360958    1.375749    1.397574    1.406577    1.375074    1.384806
87      1.321737    1.333105    1.351783    1.358565    1.333741    1.340822
88      1.283300    1.291916    1.307511    1.312544    1.293294    1.298376
89      1.245654    1.251878    1.264774    1.268213    1.253794    1.257171
90      1.208520    1.212724    1.222977    1.225318    1.214841    1.216951
91      1.171617    1.174200    1.182129    1.183569    1.176315    1.177464
92      1.134636    1.136040    1.141948    1.142690    1.137961    1.138456
93      1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94      1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95      1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96      1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97      1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98      1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99      1.019739    1.019739    1.019739    1.019739    1.019739    1.019739

                           Appendix C

FINANCIAL STATEMENTS

CARILLON LIFE ACCOUNT

Periods ended December 31, 2004

[LOGO]
ERNST & YOUNG

                Ernst& Young LLP       Phone: (513)612-4400
                1900 Scripps Center    www.ey.com
                312 Walnut Street
                Cincinnati, Ohio 45202




Report of Independent Registered Public Accounting Firm

To the Contract holders of Carillon Life
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Carillon Life Account, comprising the separate account divisions described in Note 2, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Life Account at December 31, 2004 and the results of their operations and changes in their net assets for the respective stated periods in conformity with U.S.
generally accepted accounting principles.

                                    /S/ Ernst & Young LLP


February 13, 2005





A Member Practice of Ernst & Young Global

                        CARILLON LIFE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES
===================================================================
DECEMBER 31, 2004

                                               Summit Mutual Funds, Inc.
                                                  (affiliated issuer)
                                           Balanced                    S&P        S&P MidCap
                               Zenith       Index         Bond      500 Index     400 Index
                             Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                             ----------   ----------   ----------   ----------    ----------
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.
at fair value (cost
$3,384,317; $774,490;
$3,821,203; $25,408,249;
$5,187,555; $2,240,599;
$2,653,273; $203,444;
$186,441)                    $4,330,669     $846,859   $3,840,804   $24,535,145
$6,648,829
                             ----------   ----------   ----------   -----------
----------
     Total Invested Assets    4,330,669      846,859    3,840,804    24,535,145
 6,648,829

OTHER ASSETS & (LIABILITIES)         65           33          114           482
        68
                             ----------   ----------   ----------   -----------
----------
NET ASSETS (Contract
Owners' Equity)              $4,330,734     $846,892   $3,840,918   $24,535,627
$6,648,897
                             ==========   ==========   ==========   ===========
==========



                                            Summit Mutual Funds, Inc.
                                               (affiliated issuer)
                              ---------------------------------------------------
                                                          Lehman
                              Russell 2000               Aggregate      EAFE
                               Small Cap    Nasdaq-100     Bond     International
                                 Index        Index        Index        Index
                               Subaccount   Subaccount   Subaccount   Subaccount
                               ----------   ----------   ----------   ----------
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.
at fair value (cost
$3,384,317; $774,490;
$3,821,203; $25,408,249;
$5,187,555; $2,240,599;
$2,653,273; $203,444;
$186,441)                      $3,048,339   $3,285,582     $204,346     $213,209
                               ----------   ----------   ----------   ----------
     Total Invested Assets      3,048,339    3,285,582      204,346      213,209
                               ----------   ----------   ----------   ----------
OTHER ASSETS & (LIABILITIES)         (355)         353            5            4

NET ASSETS (Contract
Owners' Equity)                $3,047,984   $3,285,935     $204,351     $213,213
                               ==========   ==========   ==========   ==========



                                       Scudder Variable Series
                                         (unaffiliated issuer)(
                                --------------------------------------
                                  Money        Capital
                                  Market       Growth    International
                                Subaccount   Subaccount   Subaccount
                                ----------   ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$2,764,775; $6,545,675;
$6,129,952; $4,011,008;
$867,157; $0; $0)               $2,764,775   $5,264,838   $5,479,784
                                ----------   ----------   ----------
     Total Invested Assets       2,764,775    5,264,838    5,479,784

OTHER ASSETS & (LIABILITIES)           662         (279)         (61)
                                ----------   ----------   ----------
NET ASSETS (Contract
 Owners' Equity)                $2,765,437   $5,264,559   $5,479,723
                                ==========   ==========   ==========


                                            AIM Variable Insurance Funds, Inc.
                                                   (unaffiliated issuer)
                                       ------------------------------------------------
                                     Capital                                   Basic
                                  Appreciation     Growth       Balanced       Value
                                   Subaccount    Subaccount    Subaccount    Subaccount
                                   ----------    ----------    ----------    ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$2,764,775; $6,545,675;
$6,129,952; $4,011,008;
$867,157; $0; $0)                  $3,655,351    $1,003,206         $ ---
$ ---
                                   ----------    ----------    ----------    -----
-----
     Total Invested Assets          3,655,351     1,003,206           ---
  ---

OTHER ASSETS & (LIABILITIES)               56            30           ---
  ---
                                   ----------    ----------    ----------    -----
-----
NET ASSETS (Contract
Owners' Equity)                    $3,655,407    $1,003,236         $ ---
$ ---
                                   ==========    ==========    ==========
==========



The accompanying notes are an integral part of the financial statements.

                        CARILLON LIFE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES
===================================================================
DECEMBER 31, 2004



                                                      MFS Variable
                                                     Insurance Trust
                                                  (unaffiliated issuer)
                              --------------------------------------------------------------
                              Investors       High      Emerging      Total         New
                                 Trust       Income       Growth      Return      Discovery
                              Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                              ----------   ----------   ----------   ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$5,674,118; $1,958,406;
$7,380,435; $2,445,660;
$1,590,749; $914,418;
$3,267,499; $1,108)           $5,597,727   $2,118,739   $6,297,509   $2,860,387
$1,833,826
                              ----------   ----------   ----------   ----------
----------
     Total Invested Assets     5,597,727    2,118,739    6,297,509    2,860,387
 1,833,826

OTHER ASSETS & (LIABILITIES)        (199)         216           89          190
        59
                              ----------   ----------   ----------   ----------
----------
NET ASSETS (Contract
 Owners' Equity)              $5,597,528   $2,118,955   $6,297,598   $2,860,577
$1,833,885
                              ==========   ==========   ==========   ==========
==========




                                          American Century
                                      Variable Portfolios, Inc.
                                        (unaffiliated issuer)
                              ----------------------------------------
                                Income
                               & Growth       Value      International
                              Subaccount    Subaccount    Subaccount
                              ----------    ----------    ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$5,674,118; $1,958,406;
$7,380,435; $2,445,660;
$1,590,749; $914,418;
$3,267,499; $1,108)           $1,113,289    $4,055,542        $1,151
                              ----------    ----------    ----------
     Total Invested Assets     1,113,289     4,055,542         1,151

OTHER ASSETS & (LIABILITIES)          28           161           ---
                              ----------    ----------    ----------
NET ASSETS (Contract
Owners' Equity)               $1,113,317    $4,055,703        $1,151
                              ----------    ----------    ----------



                                                                        Franklin Templeton
                                       Oppenheimer Variable             Variable Insurance
                                          Account Funds                    Products Trust
                                      (unaffiliated issuer)            (unaffiliated issuer)
                             -------------------------------------    -----------------------
                                Main        Global      Capital        Foreign       Growth
                               Street     Securities  Appreciation    Securities   Securities
                             Subaccount   Subaccount   Subaccount     Subaccount   Subaccount
                             ----------   ----------   ----------     ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$2,400,851; $1,474,810;
$0; $3,121,486; $0; $
1,707,960; $246,996;
$870,748)                    $2,827,437   $2,000,656        $ ---     $3,480,934
      $ ---
                             ----------   ----------   ----------     ----------
 ----------
     Total Invested Assets    2,827,437    2,000,656          ---      3,480,934
        ---

OTHER ASSETS & (LIABILITIES)        110         (190)         ---            130
        ---
                             ----------   ----------   ----------     ----------
 ----------
NET ASSETS (Contract
Owners' Equity)              $2,827,547   $2,000,466        $ ---     $3,481,064
      $ ---
                             ==========   ==========   ==========     ==========
 ==========


                            Neuberger Berman
                               Advisers
                            Management Trust           Alger American Fund
                          (unaffiliated issuer)       (unaffiliated issuer)
                                                     Leveraged      MidCap
                                Guardian               AllCap       Growth
                               Subaccount            Subaccount   Subaccount
                               ----------            ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$2,400,851; $1,474,810;
$0; $3,121,486; $0;
$1,707,960; $246,996;
$870,748)                      $2,128,991              $286,604   $1,088,717
                               ----------            ----------   ----------
     Total Invested Assets      2,128,991               286,604    1,088,717

OTHER ASSETS & (LIABILITIES)          271                    13           88
                               ----------            ----------   ----------

NET ASSETS (Contract
Owners' Equity)                $2,129,262              $286,617   $1,088,805
                               ==========            ==========   ==========


The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                                 ---------------------------------------------------------
-
                                              Balanced                  S&P      S&P
MidCap
                                   Zenith      Index        Bond     500 Index   400 Index
                                 Subaccount  Subaccount  Subaccount  Subaccount
Subaccount
                                 ----------  ----------  ----------  ----------  ---------
-
INVESTMENT INCOME
Ordinary dividend income            $55,089     $12,816    $152,762     $88,225
  $12,677

EXPENSES
Mortality and expense
risk charge                          28,267       5,793      25,915     168,439
   40,317
                                 ----------  ----------  ----------  ----------  -
---------
NET INVESTMENT INCOME (LOSS)         26,822       7,023     126,847     (80,214)
  (27,640)
                                 ----------  ----------  ----------  ----------  -
---------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
       investments                   78,104     (12,020)      9,311    (527,381)
  (11,825)
Realized gain on distributions          ---         ---         ---         ---
      ---
                                 ----------  ----------  ----------  ----------  -
---------
Net realized gain (loss)             78,104     (12,020)      9,311    (527,381)
  (11,825)

Net unrealized appreciation
 (depreciation) of investments      406,431      56,658     (15,397)  2,721,763
  851,716
                                 ----------  ----------  ----------  ----------  -
---------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS          484,535      44,638      (6,086)  2,194,382
  839,891
                                 ----------  ----------  ----------  ----------  -
---------
NET INCREASE IN NET
ASSETS FROM OPERATIONS             $511,357     $51,661    $120,761  $2,114,168
 $812,251
                                 ==========  ==========  ==========  ==========
==========


                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                               -----------------------------------------------------
                                                           Lehman
                               Russell 2000               Aggregate       EAFE
                                Small Cap    Nasdaq-100     Bond      International
                                  Index        Index        Index        Index
                                Subaccount   Subaccount   Subaccount   Subaccount
                                ----------   ----------   ----------   ----------
INVESTMENT INCOME
Ordinary dividend income            $4,513        $ ---       $3,603         $403


EXPENSES
Mortality and expense
 risk charge                        18,610       20,594          908          786
                                ----------   ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)       (14,097)     (20,594)       2,695         (383)
                                ----------   ----------   ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
       investments                  16,132      (48,214)         (96)       2,419
Realized gain on distributions         ---          ---          ---          466
                                ----------   ----------   ----------   ----------
Net realized gain (loss)            16,132      (48,214)         (96)       2,885

Net unrealized appreciation
 (depreciation) of investments     413,088      353,424        1,105       24,904
                                ----------   ----------   ----------   ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS         429,220      305,210        1,009       27,789
                                ----------   ----------   ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS            $415,123     $284,616       $3,704      $27,406
                                ==========   ==========   ==========   ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc. Balanced and Basic
Subaccounts and the American Century Variable Portfolios,
Inc's International Subaccount and the Oppenheimer Variable
Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's
Growth Subaccount the Frankin Templeton Variable Insurance
Products Trust's Growth Subaccount.


The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                                        AIM
Variable
                                    Scudder Variable Series I       Insurance
Funds, Inc.
                                       (unaffiliated issuer)        (unaffiliated
issuer)
                               -----------------------------------  --------------
--------
                                  Money     Capital                   Capital
                                 Market      Growth  International  Appreciation
 Growth
                               Subaccount  Subaccount  Subaccount    Subaccount
Subaccount
                               ----------  ----------  ----------    ----------  -
---------
INVESTMENT INCOME
Ordinary dividend income          $24,396     $27,514     $62,903         $ ---
    $ ---


EXPENSES
Mortality and expense
risk charge                        20,191      38,479      36,543        26,404
    6,232
                               ----------  ----------  ----------    ----------  -
---------
NET INVESTMENT INCOME (LOSS)        4,205     (10,965)     26,360       (26,404)
   (6,232)
                               ----------  ----------  ----------    ----------  -
---------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized loss on
   investments                        ---    (332,972)   (280,924)     (194,442)
  (20,750)
Realized gain on distributions        ---         ---         ---           ---
      ---
                               ----------  ----------  ----------    ----------  -
---------
Net realized loss                     ---    (332,972)   (280,924)     (194,442)
  (20,750)

Net unrealized appreciation
   of investments                     ---     701,301     984,601       418,845
   95,665
                               ----------  ----------  ----------    ----------  -
---------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                   ---     368,329     703,677       224,403
   74,915
                               ----------  ----------  ----------    ----------  -
---------
NET INCREASE IN NET
ASSETS FROM OPERATIONS             $4,205    $357,364    $730,037      $197,999
  $68,683
                               ==========  ==========  ==========    ==========
==========



                                     AIM Variable                  MFS Variable
                                Insurance Funds, Inc.             Insurance Trust
                                (unaffiliated issuer)          (unaffiliated issuer)
                               -----------------------    --------------------------------
--
                                                             Investors      High
Emerging
                                Balanced    Basic Value        Trust       Income
Growth
                             Subaccount(A)  Subaccount(A)    Subaccount  Subaccount
Subaccount
                             -------------  -------------     ----------  ----------  ----
------
INVESTMENT INCOME
Ordinary dividend income             $ ---       $ ---           $33,927
$83,387       $ ---


EXPENSES
Mortality and expense
risk charge                            ---         ---            39,948
13,798      45,215
                                ----------  ----------        ----------  --------
--  ----------
NET INVESTMENT INCOME (LOSS)     ---               ---            (6,021)
69,589     (45,215)
                                ----------  ----------        ----------  --------
--  ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized loss on
   investments                         ---         ---          (120,845)
(27,228)   (838,324)
Realized gain on distributions         ---         ---               ---         -
--         ---
                                ----------  ----------        ----------  --------
--  ----------
Net realized loss                      ---         ---          (120,845)
(27,228)   (838,324)

Net unrealized appreciation
   of investments                      ---         ---           666,381
109,937   1,585,912
                                ----------  ----------        ----------  --------
--  ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                    ---         ---           545,536
82,709     747,588
                                ----------  ----------        ----------  --------
--  ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS               $ ---       $ ---          $539,515
$152,298    $702,373
                                ==========  ==========        ==========
==========  ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc. Balanced and Basic
Subaccounts and the American Century Variable Portfolios,
Inc's International Subaccount and the Oppenheimer Variable
Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's
Growth Subaccount the Frankin Templeton Variable Insurance
Products Trust's Growth Subaccount.

The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)


                                     MFS Variable                  American Century
                                   Insurance Trust             Variable Portfolios, Inc.
                                (unaffiliated issuer)            (unaffiliated issuer)
                               -----------------------    --------------------------------
----
                                 Total         New          Income
Emerging
                                 Return     Discovery      & Growth     Value
International
                                Subaccount  Subaccount    Subaccount  Subaccount
Subaccount(A)
                                ----------  ----------    ----------  ----------  --------
----
INVESTMENT INCOME
Ordinary dividend income           $41,492       $ ---        $9,409     $29,019
     $ ---


EXPENSES
Mortality and expense
risk charge                         19,108      11,609         6,019      24,573
       ---
                                ----------  ----------    ----------  ----------
----------
NET INVESTMENT INCOME (LOSS)        22,384     (11,609)        3,390       4,446
       ---
                                ----------  ----------    ----------  ----------
----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
investments                         14,505     (15,675)        2,510      19,202
       ---
Realized gain on distributions         ---         ---           ---      22,510
       ---
                                ----------  ----------    ----------  ----------
----------
Net realized gain (loss)            14,505     (15,675)        2,510      41,712
       ---

Net unrealized appreciation
of investments                     225,653     132,562       104,181     394,907
        43
                                ----------  ----------    ----------  ----------
----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                240,158     116,887       106,691     436,619
        43
                                ----------  ----------    ----------  ----------
----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS            $262,542    $105,278      $110,081    $441,065
       $43
                                ==========  ==========    ==========  ==========
==========



                                                                        Franklin
Templeton
                                            Oppenheimer                 Variable
Insurance
                                      Variable Account Funds             Products
TrustInc.
                                       (unaffiliated issuer)
(unaffiliated issuer)
                               -----------------------------------  --------------
------------
                                             Global      Capital      Foreign
 Growth
                              Main Street  Securities Appreciation   Securities
Securities
                               Subaccount  Subaccount  Subaccount    Subaccount
Subaccount(A)
                               ----------  ----------  ----------    ----------  -
------------
INVESTMENT INCOME
Ordinary dividend income          $18,323     $18,362       $ ---       $30,868
    $ ---


EXPENSES
Mortality and expense
risk charge                        17,706      11,778         ---        21,771
      ---
                               ----------  ----------  ----------    ----------  -
---------
NET INVESTMENT INCOME (LOSS)          617       6,584         ---         9,097
      ---
                               ----------  ----------  ----------    ----------  -
---------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
investments                        (1,992)      6,546         ---      (130,089)
      ---
Realized gain on distributions        ---         ---         ---           ---
      ---
                               ----------  ----------  ----------    ----------  -
---------
Net realized gain (loss)           (1,992)      6,546         ---      (130,089)
      ---

Net unrealized appreciation
of investments                    215,594     280,895         ---       621,284
      ---
                               ----------  ----------  ----------    ----------  -
---------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               213,602     287,441         ---       491,195
      ---
                               ----------  ----------  ----------    ----------  -
---------
NET INCREASE IN NET
ASSETS FROM OPERATIONS           $214,219    $294,025       $ ---      $500,292
    $ ---
                               ==========  ==========  ==========    ==========
==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc. Balanced and Basic
Subaccounts and the American Century Variable Portfolios,
Inc's International Subaccount and the Oppenheimer Variable
Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's
Growth Subaccount the Frankin Templeton Variable Insurance
Products Trust's Growth Subaccount.

The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                              Neuberger Berman
                            Advisers Management        Alger American Fund
                           (unaffiliated issuer)      (unaffiliated issuer)
                           --------------------    --------------------------
                                                   Leveraged        MidCap
                                Guardian             AllCap         Growth
                               Subaccount          Subaccount     Subaccount
                               ----------          ----------     ----------
INVESTMENT INCOME
Dividend income                    $2,306               $ ---          $ ---


EXPENSES
Mortality and expense
risk charge                        12,829               1,808          7,661
                               ----------          ----------     ----------
NET INVESTMENT INCOME (LOSS)      (10,523)             (1,808)        (7,661)
                               ----------          ----------     ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
      investments                  (3,649)              1,966          8,432
Realized gain on distributions        ---                 ---            ---
                               ----------          ----------     ----------
Net realized gain (loss)           (3,649)              1,966          8,432

Net unrealized appreciation
      of investments              272,281              19,308        112,239
                               ----------          ----------     ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               268,632              21,274        120,671
                               ----------          ----------     ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS           $258,109             $19,466       $113,010
                               ==========          ==========     ==========


<caption<


                                                                        Universal
                               Seligman Portfolios, Inc.        Institutional
Funds, Inc.
                                 (unaffiliated issuer)            (unaffiliated
issuer)
                               ---------------------------      ------------------
-------
                                Communications  Small-Cap       Core Plus
U.S.
                               & Information      Value         Fixed Income
Real Estate
                                 Subaccount     Subaccount      Subaccount
Subaccount
                                 ----------     ----------      ------------   ---
-------
INVESTMENT INCOME
Ordinary dividend income             $ ---          $4,760          $2,060
$10,792


EXPENSES
Mortality and expense
risk charge                           1,501         17,038             353
  2,188
                                 ----------     ----------      ----------     ---
-------
NET INVESTMENT INCOME (LOSS)         (1,501)       (12,278)          1,707
  8,604
                                 ----------     ----------      ----------     ---
-------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
      investments                       (62)        13,375              21
 15,684
Realized gain on distributions          ---            ---             ---
    ---
                                 ----------     ----------      ----------     ---
-------
Net realized gain (loss)                (62)        13,375              21
 15,684

Net unrealized appreciation
      of investments                 23,088        431,121             120
 79,206
                                 ----------     ----------      ----------     ---
-------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                  23,026        444,496             141
 94,890
                                 ----------     ----------      ----------     ---
-------
NET INCREASE IN NET
ASSETS FROM OPERATIONS              $21,525       $432,218          $1,848
$103,494
                                 ==========     ==========      ==========
==========

(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc. Balanced and Basic
Subaccounts and the American Century Variable Portfolios,
Inc's International Subaccount and the Oppenheimer Variable
Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's
Growth Subaccount the Frankin Templeton Variable Insurance
Products Trust's Growth Subaccount.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                                 Zenith Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                     $26,822       ($16,885)
Net realized gain (loss) on investments           78,104        (17,706)
Net unrealized appreciation of investments       406,431        858,457
                                              ----------     ----------
Net increase in net assets
 resulting from operations                       511,357        823,866
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       735,966        782,227
Transfers between subaccounts
(including fixed account), net                   201,071         59,089
Surrenders                                      (569,425)      (410,398)
                                              ----------     ----------
Net proceeds from equity transactions            367,612        430,918
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       878,969      1,254,784

NET ASSETS (Beginning of year)                 3,451,765      2,196,981
                                              ----------     ----------
NET ASSETS (End of year)                      $4,330,734     $3,451,765
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                              Balanced Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $7,023         $9,801
Net realized loss on investments                 (12,020)       (14,825)
Net unrealized appreciation of investments        56,658        102,179
                                              ----------     ----------
Net increase in net assets
resulting from operations                         51,661         97,155
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       207,800        181,445
Transfers between subaccounts
(including fixed account), net                     6,930         47,116
Surrenders                                      (143,044)       (95,631)
                                              ----------     ----------
Net proceeds from equity transactions             71,686        132,930
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       123,347        230,085

NET ASSETS (Beginning of year)                   723,545        493,460
                                              ----------     ----------
NET ASSETS (End of year)                        $846,892       $723,545
                                              ==========     ==========



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                                   Bond Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment income     $126,847     $183,352
Net realized gain (loss) on investments            9,311        (28,749)
Net unrealized appreciation (depreciation)
 of investments                                  (15,397)        60,144
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 120,761        214,747
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       950,552        948,806
Transfers between subaccounts
(including fixed account), net                   (44,562)       (37,363)
Surrenders                                      (448,531)      (563,868)
                                              ----------     ----------
Net proceeds from equity transactions            457,459        347,575
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       578,220        562,322

NET ASSETS (Beginning of year)                 3,262,698      2,700,376
                                              ----------     ----------
NET ASSETS (End of year)                      $3,840,918     $3,262,698
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                              S&P 500 Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                    ($80,214)       $24,825
Net realized loss on investments                (527,381)      (277,925)
Net unrealized appreciation of investments     2,721,763      4,598,847
                                              ----------     ----------
Net increase in net assets resulting
 from operations                               2,114,168      4,345,747
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     4,709,141      4,719,760
Transfers between subaccounts
(including fixed account), net                  (159,442)      (254,706)
Surrenders                                    (3,341,361)    (2,623,354)
                                              ----------     ----------
Net proceeds from equity transactions          1,208,338      1,841,700
                                              ----------     ----------

NET INCREASE N NET ASSETS                      3,322,506      6,187,447

NET ASSETS (Beginning of year)                21,213,121     15,025,674
                                              ----------     ----------
NET ASSETS (End of year)                      $24,535,627    $21,213,121
                                              ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                          S&P MidCap 400S Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($27,640)       ($7,928)
Net realized loss on investments                 (11,825)       (28,006)
Net unrealized appreciation of investments       851,716      1,074,684
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 812,251      1,038,750
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     1,548,656      1,211,903
Transfers between subaccounts
(including fixed account), net                   461,147        173,234
Surrenders                                      (668,874)      (509,554)
                                              ----------     ----------
Net proceeds from equity transactions          1,340,929        875,583
                                              ----------     ----------

NET INCREASE IN NET ASSETS                     2,153,180      1,914,333

NET ASSETS (Beginning of year)                 4,495,717      2,581,384
                                              ----------     ----------
NET ASSETS (End of year)                      $6,648,897     $4,495,717
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                       Russell 2000 Small Cap Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($14,097)       ($2,322)
Net realized gain (loss) on investments           16,132        (12,815)
Net unrealized appreciation of investments       413,088        563,117
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 415,123        547,980
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       679,772        547,433
Transfers between subaccounts
(including fixed account), net                   218,974        136,117
Surrenders                                      (313,163)      (213,963)
                                              ----------     ----------
Net proceeds from equity transactions            585,583        469,587
                                              ----------     ----------

NET INCREASE IN NET ASSETS                     1,000,706      1,017,567

NET ASSETS (Beginning of year)                 2,047,278      1,029,711
                                              ----------     ----------
NET ASSETS (End of year)                      $3,047,984     $2,047,278
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                             Nasdaq-100 Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($20,594)      ($13,502)
Net realized loss on investments                 (48,214)       (91,209)
Net unrealized appreciation of investments       353,424        793,932
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 284,616        689,221
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       680,874        605,611
Transfers between subaccounts
(including fixed account), net                   220,344        344,145
Surrenders                                      (371,973)      (271,130)
                                              ----------     ----------
Net proceeds from equity transactions            529,245        678,626
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       813,861      1,367,847

NET ASSETS (Beginning of year)                 2,472,074      1,104,227
                                              ----------     ----------
NET ASSETS (End of year)                      $3,285,935     $2,472,074
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                       Lehman Aggregate Bond Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003(A)
                                              ----------     ----------
OPERATIONS
Net investment income                             $2,695           $465
Net realized loss on investments                     (96)          (104)
Net unrealized appreciation (depreciation)
 of investments                                    1,105           (203)
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                   3,704            158
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       120,205         10,118
Transfers between subaccounts
(including fixed account), net                    60,065         30,179
Surrenders                                       (19,004)        (1,074)
                                              ----------     ----------
Net proceeds from equity transactions            161,266         39,223
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       164,970         39,381

NET ASSETS (Beginning of year)                    39,381            ---
                                              ----------     ----------
NET ASSETS (End of year)                        $204,351        $39,381
                                              ==========     ==========


(A)     Period from May 1, 2003 to December 31, 2003.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                         EAFE International Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003(A)
                                              ----------     ----------
OPERATIONS
Net investment loss                                ($383)          ($33)
Net realized gain on investments                   2,885            265
Net unrealized appreciation of investments        24,904          1,864
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                  27,406          2,096
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                        86,023          2,642
Transfers between subaccounts
(including fixed account), net                   105,079         16,313
Surrenders                                       (25,669)          (677)
                                              ----------     ----------
Net proceeds from equity transactions            165,433         18,278
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       192,839         20,374

NET ASSETS (Beginning of year)                    20,374            ---
                                              ----------     ----------
NET ASSETS (End of year)                        $213,213        $20,374
                                              ==========     ==========


(A)     Period from May 1, 2003 to December 31, 2003.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Scudder Variable Series I
                                               Money Market Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $4,205         $2,601
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                   4,205          2,601
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     3,412,069      3,274,958
Transfers between subaccounts
(including fixed account), net                (3,717,076)    (2,943,394)
Surrenders                                        43,605       (861,646)
                                              ----------     ----------
Net withdrawals from equity transactions        (261,402)      (530,082)
                                              ----------     ----------

NET DECREASE IN NET ASSETS                      (257,197)      (527,481)

NET ASSETS (Beginning of year)                 3,022,634      3,550,115
                                              ----------     ----------
NET ASSETS (End of year)                      $2,765,437     $3,022,634
                                              ==========     ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Scudder Variable Series I
                                              Capital Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($10,965)      ($14,730)
Net realized loss on investments                (332,972)      (359,102)
Net unrealized appreciation of investments       701,301      1,427,799
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 357,364      1,053,967
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     1,010,256      1,143,980
Transfers between subaccounts
(including fixed account), net                  (175,551)      (349,528)
Surrenders                                    (1,009,385)      (817,895)
                                              ----------     ----------
Net withdrawals from equity transactions        (174,680)       (23,443)
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       182,684      1,030,524

NET ASSETS (Beginning of year)                 5,081,875      4,051,351
                                              ----------     ----------
NET ASSETS (End of year)                      $5,264,559     $5,081,875
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Scudder Variable Series I
                                               International Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                            $26,360            $82
Net realized loss on investments                (280,924)      (300,830)
Net unrealized appreciation of investments       984,601      1,256,201
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 730,037        955,453
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       982,394      1,064,892
Transfers between subaccounts
(including fixed account), net                   (67,221)      (257,710)
Surrenders                                      (785,262)      (552,134)
                                              ----------     ----------
Net proceeds from equity transactions            129,911        255,048
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       859,948      1,210,501

NET ASSETS (Beginning of year)                 4,619,775      3,409,274
                                              ----------     ----------
NET ASSETS (End of year)                      $5,479,723     $4,619,775
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                           AIM Variable Insurance Fund, Inc.
                                            Capital Appreciation Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($26,404)      ($22,257)
Net realized loss on investments                (194,442)      (114,721)
Net unrealized appreciation of investments       418,845        899,272
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 197,999        762,294
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       754,637       808,361
Transfers between subaccounts
(including fixed account), net                  (132,823)     (105,380)
Surrenders                                      (673,364)     (536,111)
                                              ----------     ----------
Net proceeds (withdrawals)
 from equity transactions                        (51,550)       166,870
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       146,449        929,164

NET ASSETS (Beginning of year)                 3,508,958      2,579,794
                                              ----------     ----------
NET ASSETS (End of year)                      $3,655,407     $3,508,958
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                           AIM Variable Insurance Fund, Inc.
                                                  Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($6,232)       ($3,988)
Net realized loss on investments                 (20,750)       (62,849)
Net unrealized appreciation of investments        95,665        211,789
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                  68,683        144,952
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       299,377        222,041
Transfers between subaccounts
(including fixed account), net                    83,073         51,115
Surrenders                                      (144,389)       (93,037)
                                              ----------     ----------
Net proceeds from equity transactions            238,061        180,119
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       306,744        325,071

NET ASSETS (Beginning of year)                   696,492        371,421
                                              ----------     ----------
NET ASSETS (End of year)                      $1,003,236       $696,492
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                          AIM Variable Insurance Fund, Inc.
                                                Balanced Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------

OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                ---
                                                   ----------
Net increase in net assets resulting
 from operations                                          ---
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                ---
Transfers between subaccounts
(including fixed account), net                            ---
Surrenders     ---
                                                   ----------
Net proceeds from equity transactions                     ---
                                                   ----------

NET INCREASE IN NET ASSETS                                ---

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                                $ ---
                                                   ==========


(A)     Period from October 18, 2004 to December 31, 2004.



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                          AIM Variable Insurance Fund, Inc.
                                              Balsic Value Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------
OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                ---
                                                   ----------
Net increase in net assets resulting
 from operations     ---
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                ---
Transfers between subaccounts
(including fixed account), net                            ---
Surrenders                                                ---
                                                   ----------
Net proceeds from equity transactions                     ---
                                                   ----------

NET INCREASE IN NET ASSETS                                ---

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                                $ ---
                                                   ==========



(A)     Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                               Investors Trust Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($6,021)       ($4,294)
Net realized loss on investments                (120,845)      (159,111)
Net unrealized appreciation of investments       666,381      1,100,190
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 539,515        936,785
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       896,915      1,174,461
Transfers between subaccounts
(including fixed account), net                  (222,110)      (395,834)
Surrenders                                    (1,068,940)      (747,767)
                                              ----------     ----------
Net proceeds (withdrawals)
 from equity transactions                       (394,135)        30,860
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       145,380        967,645

NET ASSETS (Beginning of year)                 5,452,148      4,484,503
                                              ----------     ----------
NET ASSETS (End of year)                      $5,597,528     $5,452,148
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                                 High Income Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                            $69,589        $47,797
Net realized loss on investments                 (27,228)       (38,319)
Net unrealized appreciation of investments       109,937        220,253
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 152,298        229,731
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       487,973        421,924
Transfers between subaccounts
(including fixed account), net                     2,597        (10,646)
Surrenders                                      (217,728)      (183,253)
                                              ----------     ----------
Net proceeds from equity transactions            272,842        228,025
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       425,140        457,756

NET ASSETS (Beginning of year)                 1,693,815      1,236,059
                                              ----------     ----------
NET ASSETS (End of year)                      $2,118,955     $1,693,815
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                               Emerging Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($45,215)      ($38,992)
Net realized loss on investments                (838,324)      (309,568)
Net unrealized appreciation of investments     1,585,912      1,679,320
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 702,373      1,330,760
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     1,296,484      1,593,086
Transfers between subaccounts
(including fixed account), net                  (452,575)      (357,278)
Surrenders                                    (1,328,717)      (926,402)
                                              ----------     ----------
Net proceeds (withdrawals)
 from equity transactions                       (484,808)       309,406
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       217,565      1,640,166

NET ASSETS (Beginning of year)                 6,080,033      4,439,867
                                              ----------     ----------
NET ASSETS (End of year)                      $6,297,598     $6,080,033
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                                 Total Return Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                            $22,384        $15,985
Net realized gain (loss) on investments           14,505         (5,818)
Net unrealized appreciation of investments       225,653        268,366
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 262,542        278,533
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       546,965        578,142
Transfers between subaccounts
(including fixed account), net                   117,691        241,212
Surrenders                                      (335,764)      (259,164)
                                              ----------     ----------
Net proceeds from equity transactions            328,892        560,190
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       591,434        838,723

NET ASSETS (Beginning of year)                 2,269,143      1,430,420
                                              ----------     ----------
NET ASSETS (End of year)                      $2,860,577     $2,269,143
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                                New Discovery Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($11,609)       ($7,586)
Net realized loss on investments                 (15,675)       (41,868)
Net unrealized appreciation of investments       132,562        336,587
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 105,278        287,133
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       463,716        413,126
Transfers between subaccounts
(including fixed account), net                    63,734         92,491
Surrenders                                      (196,247)      (136,535)
                                              ----------     ----------
Net proceeds from equity transactions            331,203        369,082
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       436,481        656,215

NET ASSETS (Beginning of year)                 1,397,404        741,189
                                              ----------     ----------
NET ASSETS (End of year)                      $1,833,885     $1,397,404
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      American Century Variable Portfolios, Inc.
                                               Income & Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $3,390         $1,917
Net realized gain (loss) on investments            2,510        (16,737)
Net unrealized appreciation of investments       104,181        139,395
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 110,081        124,575
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       231,680        184,859
Transfers between subaccounts
(including fixed account), net                   253,301         76,665
Surrenders                                      (110,406)       (89,386)
                                              ----------     ----------
Net proceeds from equity transactions            374,575        172,138
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       484,656        296,713

NET ASSETS (Beginning of year)                   628,661        331,948
                                              ----------     ----------
NET ASSETS (End of year)                      $1,113,317       $628,661
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      American Century Variable Portfolios, Inc.
                                                  Value Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $4,446         $3,693
Net realized gain (loss) on investments           41,712         (2,013)
Net unrealized appreciation of investments       394,907        529,517
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 441,065        531,197
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       928,855        837,592
Transfers between subaccounts
(including fixed account), net                   413,396        202,443
Surrenders                                      (355,418)      (317,707)
                                              ----------     ----------
Net proceeds from equity transactions            986,833        722,328
                                              ----------     ----------

NET INCREASE IN NET ASSETS                     1,427,898      1,253,525

NET ASSETS (Beginning of year)                 2,627,805      1,374,280
                                              ----------     ----------
NET ASSETS (End of year)                      $4,055,703     $2,627,805
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                      American Century Variable Portfolios, Inc.
                                               International Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------
OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                 43
                                                   ----------
Net increase in net assets resulting
 from operations                                           43
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                253
Transfers between subaccounts
(including fixed account), net                            925
Surrenders                                                (70)
                                                   ----------
Net proceeds from equity transactions                   1,108
                                                   ----------

NET INCREASE IN NET ASSETS                              1,151

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                               $1,151
                                                   ==========



(A)     Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Oppenheimer Variable Account Funds
                                               Main Street Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                               $617         $1,950
Net realized loss on investments                  (1,992)       (30,567)
Net unrealized appreciation of investments       215,594        425,886
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 214,219        397,269
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       656,289        631,979
Transfers between subaccounts
(including fixed account), net                    90,900        182,104
Surrenders                                      (246,926)      (270,729)
                                              ----------     ----------
Net proceeds from equity transactions            500,263        543,354
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       714,482        940,623

NET ASSETS (Beginning of year)                 2,113,065      1,172,442
                                              ----------     ----------
NET ASSETS (End of year)                      $2,827,547     $2,113,065
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Oppenheimer Variable Account Funds
                                            Global Securities Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                      $6,584          ($948)
Net realized gain (loss) on investments            6,546        (36,927)
Net unrealized appreciation of investments       280,895        384,786
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 294,025        346,911
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       425,559        392,726
Transfers between subaccounts
(including fixed account), net                   166,937         80,085
Surrenders                                      (180,800)      (168,300)
                                              ----------     ----------
Net proceeds from equity transactions            411,696        304,511
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       705,721        651,422

NET ASSETS (Beginning of year)                 1,294,745        643,323
                                              ----------     ----------
NET ASSETS (End of year)                      $2,000,466     $1,294,745
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                         Oppenheimer Variable Account Funds
                                           Capital Appreciation Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------
OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                ---
                                                   ----------
Net increase in net assets resulting
 from operations                                          ---
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                ---
Transfers between subaccounts
(including fixed account), net                            ---
Surrenders                                                ---
                                                   ----------
Net proceeds from equity transactions                     ---
                                                   ----------

NET INCREASE IN NET ASSETS                                ---

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                                $ ---
                                                   ==========







(A)     Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                             Franklin Templeton Variable
                                              Insurance Products Trust
                                            Foreign Securities Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $9,097        $17,691
Net realized loss on investments                (130,089)       (77,949)
Net unrealized appreciation on investments       621,284        605,548
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 500,292        545,290
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       757,595        538,147
Transfers between subaccounts
(including fixed account), net                   182,209        218,874
Surrenders                                      (489,040)      (266,544)
                                              ----------     ----------
Net proceeds from equity transactions            450,764        490,477
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       951,056      1,035,767

NET ASSETS (Beginning of year)                 2,530,008      1,494,241
                                              ----------     ----------
NET ASSETS (End of year)                      $3,481,064     $2,530,008
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                             Franklin Templeton Variable
                                              Insurance Products Trust
                                             Growth Securities Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------
OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                ---
                                                   ----------
Net increase in net assets resulting
 from operations                                          ---
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                ---
Transfers between subaccounts
(including fixed account), net                            ---
Surrenders                                                ---
                                                   ----------
Net proceeds from equity transactions                     ---
                                                   ----------

NET INCREASE IN NET ASSETS                                ---

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                                $ ---
                                                   ==========


(A)     Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Neuberger Berman
                                             Advisers Management Trust
                                                Guardian Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                    ($10,523)        $2,768
Net realized loss on investments                  (3,649)        (8,875)
Net unrealized appreciation on investments       272,281        308,413
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 258,109        302,306
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       507,029        420,820
Transfers between subaccounts
(including fixed account), net                   108,040        250,573
Surrenders                                      (196,454)      (141,226)
                                              ----------     ----------
Net proceeds from equity transactions            418,615        530,167
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       676,724        832,473

NET ASSETS (Beginning of year)                 1,452,538        620,065
                                              ----------     ----------
NET ASSETS (End of year)                      $2,129,262     $1,452,538
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Alger American Fund
                                             Leveraged AllCap Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($1,808)         ($802)
Net realized gain (loss) on investments            1,966         (1,035)
Net unrealized appreciation on investments        19,308         31,014
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                  19,466         29,177
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       100,138         53,237
Transfers between subaccounts
(including fixed account), net                      (341)        85,364
Surrenders                                       (36,166)       (18,240)
                                              ----------     ----------
Net proceeds from equity transactions             63,631        120,361
                                              ----------     ----------

NET INCREASE IN NET ASSETS                        83,097        149,538

NET ASSETS (Beginning of year)                   203,520         53,982
                                              ----------     ----------
NET ASSETS (End of year)                        $286,617       $203,520
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Alger American Fund
                                               MidCap Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($7,661)       ($2,488)
Net realized gain (loss) on investments            8,432            (70)
Net unrealized appreciation on investments       112,239        125,490
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 113,010        122,932
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       289,141        190,866
Transfers between subaccounts
(including fixed account), net                   156,106        252,923
Surrenders                                      (120,789)       (44,876)
                                              ----------     ----------
Net proceeds from equity transactions            324,458        398,913
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       437,468        521,845

NET ASSETS (Beginning of year)                   651,337        129,492
                                              ----------     ----------
NET ASSETS (End of year)                      $1,088,805       $651,337
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Seligman Portfolios, Inc.
                                       Communications & Information Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($1,501)         ($567)
Net realized loss on investments                     (62)        (2,526)
Net unrealized appreciation on investments        23,088         29,913
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                  21,525         26,820
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                        72,036         33,126
Transfers between subaccounts
(including fixed account), net                    22,015         70,363
Surrenders                                       (30,028)       (11,769)
                                              ----------     ----------
Net proceeds from equity transactions             64,023         91,720
                                              ----------     ----------

NET INCREASE IN NET ASSETS                        85,548        118,540

NET ASSETS (Beginning of year)                   158,048         39,508
                                              ----------     ----------
NET ASSETS (End of year)                        $243,596       $158,048
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Seligman Portfolios, Inc.
                                              Small-Cap Value Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                    ($12,278)        $1,523
Net realized gain on investments                  13,375          9,105
Net unrealized appreciation on investments       431,121        468,876
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 432,218        479,504
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       721,362        537,452
Transfers between subaccounts
(including fixed account), net                   391,153        240,610
Surrenders                                      (218,445)      (151,964)
                                              ----------     ----------
Net proceeds from equity transactions            894,070        626,098
                                              ----------     ----------

NET INCREASE IN NET ASSETS                     1,326,288      1,105,602

NET ASSETS (Beginning of year)                 1,692,985        587,383
                                              ----------     ----------
NET ASSETS (End of year)                      $3,019,273     $1,692,985
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Universal Institutional Funds, Inc.
                                           Core Plus Fixed Income Subaccount

                                               Year Ended December 31,

                                                 2004          2003(A)
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                      $1,707           ($74)
Net realized gain on investments                      21             19
Net unrealized appreciation on investments           120            355
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                   1,848            300
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                        11,911          4,743
Transfers between subaccounts
(including fixed account), net                    37,797         20,907
Surrenders                                        (2,859)          (588)
                                              ----------     ----------
Net proceeds from equity transactions             46,849         25,062
                                              ----------     ----------

NET INCREASE IN NET ASSETS                        48,697         25,362

NET ASSETS (Beginning of year)                    25,362            ---
                                              ----------     ----------
NET ASSETS (End of year)                         $74,059        $25,362
                                              ==========     ==========


(A)     Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Universal Institutional Funds, Inc.
                                           Core Plus Fixed Income Subaccount

                                               Year Ended December 31,

                                                 2004          2003(A)
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                      $8,604          ($212)
Net realized gain on investments                  15,684            169
Net unrealized appreciation on investments        79,206          8,588
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 103,494          8,545
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       124,596         28,930
Transfers between subaccounts
(including fixed account), net                   270,167         52,719
Surrenders                                       (55,443)        (2,537)
                                              ----------     ----------
Net proceeds from equity transactions            339,320         79,112
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       442,814         87,657

NET ASSETS (Beginning of year)                    87,657            ---
                                              ----------     ----------
NET ASSETS (End of year)                        $530,471        $87,657
                                              ==========     ==========


(A)     Period from May 1, 2003 to December 31, 2003.


The accompanying notes are an integral part of the financial statements.

                 CARILLON LIFE ACCOUNT
             NOTES TO FINANCIAL STATEMENTS


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Life Account of The Union Central Life Insurance Company (the Life Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Life Account was established on July 10, 1995 under Ohio law and by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on December 29, 1995. The Life Account is comprised of thirty-six subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., or Universal Institutional Fund,
Inc. (the Funds).   The Funds are no-load, diversified, open-end
management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly-owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly-owned subsidiary of Zurich Scudder Investments, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly-owned subsidiary of Massachusetts Financial Services Company, is the distributor of shares issued by the MFS Variable Insurance Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Franklin Templeton Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc. Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal Institutional Funds.

On May 1, 2003, the Account began operations in the Summit Mutual Funds Inc.'s Lehman Aggregate Bond Index Portfolio and EAFE International Index Portfolio and the Universal Institutional Funds Inc.'s Core Plus Fixed Income Fund and U.S. Real Estate Fund.

On October 18, 2004, the Account began operations in the AIM Variable Insurance Funds, Inc.'s Balanced Fund and Basic Value Fund and the American Century Variable Portfolios, Inc.'s International Fund and the Oppenheimer Variable Account Funds' Capital Appreciation Fund and the Franklin Templeton Variable Insurance Products Trust's Growth Securities Fund.

The assets of the Life Account are segregated from the other assets of Union Central and the investment performance of the Life Account is independent of the investment performance of both Union Central's general assets and other separate accounts.

INVESTMENT VALUATION - Assets of the Life Account are invested in shares of the Funds at the net asset value of the Funds' shares.
Investments in the Funds' shares are subsequently valued at the net asset value of the Funds' shares held.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

FEDERAL INCOME TAXES - The operations of the Life Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Life Account. Investment income and realized capital gains and losses on assets of the Life Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2004
(year ended unless otherwise noted) were as follows:

                                             Purchases       Sales
                                            ----------    ----------
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                             $705,659      $311,256
Balanced Index Subaccount                     $153,670       $74,966
Bond Subaccount                               $922,327      $338,045
S&P 500 Index Subaccount                    $2,817,398    $1,689,408
S&P MidCap 400 Index Subaccount             $1,444,363      $131,154
Russell 2000 Small Cap Index Subaccount       $656,504       $84,772
Nasdaq-100 Index Subaccount                   $631,339      $122,754
Lehman Aggregate Bond Index Subaccount        $171,828        $7,871
EAFE International Index Subaccount           $193,366       $27,855

SCUDDER VARIABLE SERIES I
Money Market Subaccount                     $3,185,871    $3,443,018
Capital Growth Subaccount                     $410,362      $595,938
International Subaccount                      $523,253      $366,932

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount               $348,607      $426,592
Growth Subaccount                             $368,144      $119,313
Balanced Subaccount(1)                           $ ---         $ ---
Basic  Value Subaccount(1)                       $ ---         $ ---

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                    $328,333      $728,466
High Income Subaccount                        $511,518      $169,118
Emerging Growth Subaccount                    $501,999    $1,032,045
Total Return Subaccount                       $557,455      $206,216
New Discovery Subaccount                      $448,560      $128,984

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                    $413,398       $35,452
Value Subaccount                            $1,123,056      $109,343
International Subaccount(1)                     $1,118           $11

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Subaccount                        $580,036       $79,186
Global Securities Subaccount                  $493,520       $75,233
Capital Appreciation Subaccount(1)               $ ---         $ ---

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
Foreign Securities Subaccount                 $688,466      $229,661
Growth Securities Subaccount(1)                  $ ---         $ ---

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Guardian Subaccount                           $512,849      $105,050

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                    $98,936       $37,116
MidCap Growth Subaccount                      $376,564       $59,800

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount        $93,051       $30,531
Small-Cap Value Subaccount                    $934,751       $53,007

UNIVERSAL INSTITUTIONAL FUNDS, INC.
Core Plus Fixed Income Subaccount              $50,319        $1,766
U.S. Real Estate Subaccount                   $436,279       $88,370

(1)     Period from October 18, 2004 through December 31, 2004.

NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc. as of December 31, 2004:

                                    Summit Mutual Funds, Inc.
                    ----------------------------------------------------------
                                Balanced                S&P 500     S&P MidCap
                    Zenith      Index       Bond        Index       400 Index
                    Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                    ----------  ----------  ----------  ----------  ----------
Net asset value
 per share              $91.30      $45.55      $48.26      $80.48      $60.76
Number of shares        47,433      18,592      79,586     304,860     109,428


                                Summit Mutual Funds, Inc.
                    ---------------------------------------------------
                                              Lehman
                    Russell 2000              Aggregate   EAFE
                    Small Cap     Nasdaq-100  Bond        International
                    Index         Index       Index       Index
                    Subaccount    Subaccount  Subaccount  Subaccount
                    ----------    ----------  ----------  ----------
Net asset value
 per share              $63.92        $22.81      $50.13      $74.34
Number of shares        47,690       144,041       4,076       2,868


                         Scudder Variable Series I
                    -------------------------------------
                    Money       Capital
                    Market      Growth      International
                    Subaccount  Subaccount  Subaccount
                    ----------  ----------  ----------
Net asset value
 per share               $1.00      $15.67       $9.50
Number of shares     2,764,775     335,982     576,819

                            AIM Variable Insurance Fund, Inc.
                   ---------------------------------------------------
                      Capital                                 Basic
                   Appreciation    Growth      Balanced      Value
                    Subaccount   Subaccount   Subaccount   Subaccount
                    ----------   ----------   ----------   ----------
Net asset value
 per share              $22.69       $16.05       $10.59       $11.84
Number of shares       161,100       62,505          ---          ---

                                 MFS Variable Insurance Trust
                    ----------------------------------------------------------
                    Investors   High        Emerging    Total       New
                    Trust       Income      Growth      Return      Discovery
                    Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
Net asset value
 per share           $18.08     $10.37     $17.52     $21.43     $14.87
Number of shares     309,609     204,314     359,447     133,476     123,324

                       American Century Variable Portfolios, Inc.
                       ------------------------------------------
                           Income
                          & Growth      Value     International
                         Subaccount   Subaccount   Subaccount
                         ----------   ----------   ----------
Net asset value
 per share                    $7.32        $8.75        $7.35
Number of shares            152,089      463,491          157

                                                           Franklin Templeton Variable
                     Oppenheimer Variable Account Funds      Insurance Products Trust
                    ------------------------------------   ---------------------------
                    Main        Global        Capital          Foreign       Growth
                    Street      Securities  Appreciation      Securities   Securities
                    Subaccount  Subaccount   Subaccount       Subaccount   Subaccount
                    ----------  ----------   ----------       ----------   ----------
Net asset value
 per share              $20.84      $29.51       $36.99           $14.35
$12.83
Number of shares       135,674      67,796          ---          242,574
---


                 Neuberger Berman
                Advisers Management
                       Trust           Alger American Fund        Alger American Fund
                -------------------   ----------------------   ---------------------------
                                      Leveraged     MidCap     Communications   Small-Cap
                    Guardian            AllCap      Growth     & Information      Value
                   Subaccount         Subaccount  Subaccount     Subaccount     Subaccount
                   ----------         ----------  ----------     ----------     ----------
Net asset value
 per share             $16.17             $30.39      $20.80         $12.76
  $19.26
Number of shares      131,663              9,431      52,342         19,090
 156,758

                            Univeral
                     Institutional Funds, Inc.
                     --------------------------
                       Core Plus       U.S.
                     Fixed Income   Real Estate
                      Subaccount    Subaccount
                      ----------    ----------
Net asset value
 per share                $11.56        $20.48
Number of shares           6,406        25,901


NOTE 4 - ACCOUNT CHARGE

MORTALITY AND EXPENSE RISK CHARGE - A mortality and expense risk charge for Union Central at an annual rate of .75% of the net assets during the first ten policy years and .25% of net assets thereafter of the Life Account is determined daily. The mortality risk Union Central assumes is that the insureds on the policies may die sooner than anticipated and therefore Union Central will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed by Union Central is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

NOTE 5- RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY FEES - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). The Adviser is a wholly-owned subsidiary of Union Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds, Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

   (a) for the Zenith Portfolio - .64% of the current net asset value.

   (b) for the Bond Portfolio - .47% of the current net asset value.

   (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

   (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

   (e) for the Balanced Index Portfolio - .30% of the current net asset value.

   (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

   (g) for the Russell 2000 Small Cap Index Portfolio -
       .35% of the current net asset value.

   (h) for the EAFE International Index Portfolio - .56% of the current net asset value.

   (i) for the Lehman Aggregate Bond Index Portfolio -
       .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. Effective July 1, 2003, the Adviser agreed to temporarily waive its fees and/or reimburse expenses of the S&P 500 Index Portfolio, to the extent necessary, to limit all expenses to 0.48% of the average daily net assets of the Portfolio until March 31, 2004, then to 0.39% of the average daily net assets effective April 1, 2004 until December 31, 2004. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser will pay any expenses of the EAFE International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to temporarily waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Portfolio until December 31, 2004. The Adviser will pay any expenses of the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of that Portfolio's average annual net asset.

ADMINISTRATION FEES - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds, Inc. at an annual rate of .10% of each portfolio's average annual net assets. The Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

WAIVERS AND REIMBURSEMENTS - For the period ended December 31, 2004, the Adviser waived fees of $25,289 for Bond Portfolio and $246,464 for S&P 500 Index Portfolio, and the Adviser reimbursed fees of $32,604 for Balanced Index Portfolio, $33,625 for Nasdaq-100 Index Portfolio, $8,798 for Russell 2000 Small Cap Index Portfolio, $211,892 for EAFE International Index Portfolio, and $29,690 for Lehman Aggregate Bond Index Portfolio.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31 (year ended unless otherwise noted):

                                                 Summit Mutual Funds, Inc.
                         ------------------------------------------------------------------------
                                                        Balanced
                                Zenith                   Index                     Bond
                              Subaccount               Subaccount               Subaccount
                         ---------------------    ---------------------    ---------------------
                           2004        2003         2004        2003         2004        2003
Units Issued             38,689.45   44,017.03    13,949.98   19,394.04    50,190.37   55,604.84
Units Redeemed           17,649.29   14,224.50     7,159.08    5,035.86    21,201.52   32,163.33
Net Increase (Decrease)  21,040.16   29,792.53     6,790.90   14,358.18    28,988.85   23,441.51


                                                 Summit Mutual Funds, Inc.
                         -------------------------------------------------------------------------
                                S&P 500                  S&P MidCap              Russell 2000
                                 Index                   400 Index              Small Cap Index
                               Subaccount                Subaccout                Subaccount
                         ----------------------     --------------------     ---------------------
                            2004        2003          2004       2003          2004       2003
Units Issued             156,231.99  165,329.68     95,861.42  77,274.55     58,406.31  60,468.64
Units Redeemed            90,201.53   46,863.08      8,328.35   6,537.92      7,163.76  10,038.92
Net Increase (Decrease)   66,030.46  118,466.60     87,533.07  70,736.63     51,242.55  50,429.72


                                              Summit Mutal Funds, Inc.
                          ---------------------------------------------------------------------

                                                                                   EAFE
                                 Nasdaq-100           Lehman Aggregate         International
                                   Index                 Bond Index               Index
                                 Subaccount             Subaccount(1)           Subaccount(1)
                          ----------------------    --------------------    -------------------
                             2004        2003         2004       2003         2004       2003

Units Issued              174,813.75  247,587.59    16,621.08   4,467.35    14,185.14   1,705.81
Units Redeemed             31,923.54   22,560.23       746.57     546.55     1,997.41     170.16
Net Increase (Decrease)   142,890.21  225,027.36    15,874.51   3,920.80    12,187.73   1,535.65


                                                   Scudder Variable Series I
                           -----------------------------------------------------------------------
                                    Money                   Capital
                                    Market                   Growth               International
                                  Subaccount               Subaccount              Subaccount
                           -----------------------    ---------------------    --------------------
                               2004        2003          2004       2003         2004       2003
Units Issued               244,340.49    216,427.67    25,398.53   33,633.81    39,732.42
51,343.78
Units Redeemed             264,441.24    257,193.61    36,124.06   34,916.28    29,837.14
26,465.91
Net Increase (Decrease)    (20,100.75)   (40,765.94)  (10,725.53)  (1,282.47)    9,895.28
24,877.87


                                          AIM Variable Insurance Fund, Inc.
                          ------------------------------------------------------------------
                                 Capital
                               Appreciation              Growth               Balanced
                                Subaccount             Subaccount            Subaccount(2)
                           ---------------------   --------------------   ------------------
                           2004        2003        2004       2003              2004
Units Issued               42,161.63   51,049.81   81,266.08  67,314.69          ---
Units Redeemed             48,431.95   29,023.83   26,843.43  18,575.15          ---
Net Increase (Decrease)    (6,270.32)  22,025.98   54,422.65  48,739.54          ---


(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

                              AIM Variable
                          Insurance Fund, Inc.          MFS Variable Insurance Trust
                          --------------------   --------------------------------------------
                                                       Investors                 High
                              Basic Value               Trust                   Income
                              Subaccount(2)           Subaccount              Subaccount
                           -------------------   --------------------   ---------------------
                               2004              2004       2003        2004        2003
Units Issued                   ---               21,020.03  38,563.60   31,402.71   29,373.68
Units Redeemed                 ---               46,858.94  37,537.92   12,080.22   11,192.49
Net Increase (Decrease)        ---              (25,838.91)  1,025.68   19,322.49   18,181.19

                                                MFS Variable Insurance Trust
                           -----------------------------------------------------------------------
                                 Emerging                  Total                       New
                                  Growth                   Return                   Discovery
                                Subaccount                Subaccount               Subaccount
                           ---------------------     --------------------     --------------------
                             2004        2003          2004       2003          2004       2003
Units Issued               40,084.71   66,244.11     40,306.92  57,131.48     57,125.93
62,441.50
Units Redeemed             75,594.87   40,058.93     15,314.35   8,877.51     15,684.77
11,603.74
Net Increase (Decrease)   (35,510.16)  26,185.18     24,992.57  48,253.97     41,441.16
50,837.76


                                        American Century Variable Portfolios, Inc.
                      -------------------------------------------------------------------------
                                 Income
                                & Growth                     Value              International
                               Subaccount                 Subaccount             Subaccount(2)
                         ----------------------     ---------------------     -----------------
                          2004        2003          2004        2003             2004
Units Issued              46,932.17   36,155.32     69,794.81   65,862.20        102.70
Units Redeemed             3,923.71   12,235.94      6,707.20    7,938.15          0.95
Net Increase (Decrease)   43,008.46   23,919.38     63,087.61   57,924.05        101.75

                                          Oppenheimer Variable Account Funds
                           --------------------------------------------------------------------
                                                            Global                Capital
                               Main Street                Securities            Appreciation
                                Subaccount                Subaccount             Subaccount(2)
                           ---------------------     --------------------     -----------------
                           2004        2003          2004       2003               2004
Units Issued               68,634.34   93,719.67     50,411.14  57,088.68          ---
Units Redeemed              9,067.90   16,047.86      7,509.17  15,825.36          ---
Net Increase (Decrease)    59,566.44   77,671.81     42,901.97  41,263.32          ---

                                 Franklin Templeton Variable           Neuberger Berman
                                   Insurance Products Trust        Advisers Management Trust
                          -------------------------------------    -------------------------
                                 Foreign            Growth
                                Securities        Securities             Guardian
                                Subaccount       Subaccount(2)          Subaccount
                          --------------------  ---------------      -----------------
                          2004       2003           2004              2004        2003
Units Issued              51,939.01  55,025.98      ---               55,656.69   76,377.35
Units Redeemed            17,388.61   9,191.39      ---               11,164.40    4,980.45
Net Increase (Decrease)   34,550.40  45,834.59      ---               44,492.29   71,396.90


(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

caption>

                                      Alger American Fund             Seligman Portfolios, Inc.
                         -------------------------------------------  -------------------------
                              Leveraged               MidCap             Communications
                                AllCap                Growth             & Information
                              Subaccount            Subaccount             Subaccount
                         --------------------   ------------------     -------------------
                         2004       2003        2004       2003         2004       2003
Units Issued             11,790.17  16,736.52   37,711.65  48,028.45    11,312.88  13,144.06
Units Redeemed            3,997.00     593.84    5,684.67   1,721.20     3,635.69     835.00
Net Increase (Decrease)   7,793.17  16,142.68   32,026.98  46,307.25     7,677.19  12,309.06

caption>

                        Seligman Portfolios, Inc.       Universal Institutional Funds, Inc.
                        -------------------------    ----------------------------------------
                               Small-Cap                Core Plus              U.S.
                                 Value                 Fixed Income          Real Estate
                               Subaccount               Subaccount(1)         Subaccount(1)
                        ------------------------     ------------------   -------------------
                          2004       2003            2004      2003        2004       2003
Units Issued              59,613.96  59,541.09       4,679.76  2,838.43    29,712.90  6,929.99
Units Redeemed             3,182.85   5,064.63         153.13    349.81     6,184.43    150.15
Net Increase (Decrease)   56,431.11  54,476.46       4,526.63  2,488.62    23,528.47  6,779.84



(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

NOTE 7 - SELECTED PER UNIT DATA
Below is a summary of unit values and units outstanding for variable universal life contracts and the expense ratios, excluding expenses of the underlying funds for the periods ended December 31 (year ended unless otherwise noted):

                                          2004          2003          2002          2001
                                         ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value                        $18.96        $16.64        $12.37        $16.21
Prior year accumulation unit value             $16.64        $12.37        $16.21        $14.68
Number of accumulation
 units outstanding,
 end of period                             228,442.33    207,402.17    177,609.64    142,111.66
Total net assets                            4,330,734     3,451,765     2,196,981     2,303,035
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               13.91%        34.55%       -23.67%        10.41%
Investment income ratio (3)                     1.42%         0.12%         0.55%         1.64%

BALANCED INDEX SUBACCOUNT
Accumulation unit value                        $10.94        $10.24         $8.77         $9.96
Prior year accumulation unit value             $10.24         $8.77         $9.96        $10.49
Number of accumulation
 units outstanding,
 end of period                              77,426.65     70,635.75     56,277.57     45,232.50
Total net assets                              846,892       723,545       493,460       450,375
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                6.78%        16.82%       -11.94%        -5.10%
Investment income ratio (3)                     1.63%         2.34%         3.59%         1.25%

BOND SUBACCOUNT
Accumulation unit value                        $16.00        $15.46        $14.39        $13.71
Prior year accumulation unit value             $15.46        $14.39        $13.71        $12.94
Number of accumulation
 units outstanding,
 end of period                             240,069.42    211,080.57    187,639.06    135,109.72
Total net assets                            3,840,918     3,262,698     2,700,376     1,852,900
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                3.51%         7.41%         4.94%         6.01%
Investment income ratio (3)                     4.30%         6.91%         5.98%         4.47%

S&P 500 INDEX SUBACCOUNT
Accumulation unit value                        $19.67        $17.95        $14.13        $18.39
Prior year accumulation unit value             $17.95        $14.13        $18.39        $21.14
Number of accumulation
 units outstanding,
 end of period                           1,247,593.69  1,181,563.23  1,063,096.63    933,676.56
Total net assets                           24,535,627    21,213,121    15,025,674    17,166,157
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                9.54%        27.02%       -23.13%       -13.04%
Investment income ratio (3)                     0.39%         0.86%         0.38%         0.69%

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value                        $16.95        $14.75        $11.03        $13.10
Prior year accumulation unit value             $14.75        $11.03        $13.10        $13.35
Number of accumulation
 units outstanding,
 end of period                             392,281.67    304,748.60    234,011.97    145,694.76
Total net assets                            6,648,897     4,495,717     2,581,384     1,908,321
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               14.89%        33.73%       -15.78%        -1.91%
Investment income ratio (3)                     0.23%         0.49%         0.49%         0.31%

                                          2004          2003          2002          2001
                                         ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

RUSSELL 2000 SMALL CAP INDEX
 SUBACCOUNT
Accumulation unit value                        $12.81        $10.96         $7.56         $9.64
Prior year accumulation unit value             $10.96         $7.56         $9.64         $9.57
Number of accumulation
 units outstanding,
 end of period                             237,966.99    186,724.44     136,294.72    61,840.15
Total net assets                            3,047,984     2,047,278      1,029,711      596,255
Expense ratio (1)                               0.75%         0.75%          0.75%        0.75%
Total return (2)                               16.82%        45.12%        -21.64%        0.78%
Investment income ratio (3)                     0.18%         0.54%          0.18%        0.90%

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value                         $4.09         $3.75         $2.54         $4.09
Prior year accumulation unit value              $3.75         $2.54         $4.09         $6.17
Number of accumulation
 units outstanding,
 end of period                             802,742.99    659,852.78    434,825.42    232,091.21
Total net assets                            3,285,935     2,472,074     1,104,227       949,970
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                9.26%        47.53%       -37.96%       -33.64%
Investment income ratio (3)                       ---           ---           ---           ---

LEHMAN AGGREGATE BOND INDEX
 SUBACCOUNT
Accumulation unit value                        $10.32      $10.04(4)
Prior year accumulation unit value             $10.04           ---
Number of accumulation
 units outstanding,
 end of period                              19,795.31      3,920.80
Total net assets                              204,351        39,381
Expense ratio (1)                               0.75%         0.75%
Total return (2)                                2.78%       0.44%(5)
Investment income ratio (3)                     2.96%         1.51%

EAFE INTERNATIONAL INDEX SUBACCOUNT
Accumulation unit value                        $15.54      $13.27(4)
Prior year accumulation unit value             $13.27           ---
Number of accumulation
units outstanding,
 end of period                              13,723.38      1,535.65
Total net assets                              213,213        20,374
Expense ratio (1)                               0.75%         0.75%
Total return (2)                               17.10%      32.67%(5)
Investment income ratio (3)                     0.35%           ---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value                        $13.01        $13.00        $12.99        $12.89
Prior year accumulation unit value             $13.00        $12.99        $12.89        $12.50
Number of accumulation
 units outstanding,
 end of period                             212,481.19    232,581.94    273,347.88    220,858.02
Total net assets                            2,765,437     3,022,634     3,550,115     2,847,481
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                0.15%         0.07%         0.73%         3.12%
Investment income ratio (3)                     0.84%         0.81%         1.46%         3.65%


                                          2004          2003          2002          2001
                                         ------------  ------------  ------------  ------------
SCUDDER VARIABLE SERIES I

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value                        $16.97        $15.84        $12.58        $17.89
Prior year accumulation unit value             $15.84        $12.58        $17.89        $22.35
Number of accumulation
 units outstanding,
 end of period                             310,147.43    320,872.96    322,155.43    290,534.82
Total net assets                            5,264,559     5,081,875     4,051,351     5,198,388
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                7.18%        25.94%       -29.71%       -19.96%
Investment income ratio (3)                     0.53%         0.42%         0.32%        12.00%

INTERNATIONAL SUBACCOUNT
Accumulation unit value                        $13.80        $11.93         $9.41        $11.62
Prior year accumulation unit value             $11.93         $9.41        $11.62        $16.93
Number of accumulation
 units outstanding,
 end of period                             397,027.23    387,131.95    362,254.08    304,591.23
Total net assets                            5,479,723     4,619,775     3,409,274     3,537,968
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               15.66%        26.80%       -18.98%       -31.37%
Investment income ratio (3)                     1.25%         0.70%         0.86%        19.11%

AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value                         $9.25         $8.74         $6.80         $9.06
Prior year accumulation unit value              $8.74         $6.80         $9.06        $11.90
Number of accumulation
 units outstanding,
 end of period                             395,040.26    401,310.58    379,284.60    313,765.25
Total net assets                            3,655,407     3,508,958     2,579,794     2,842,558
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                5.83%        28.55%       -24.92%       -23.85%
Investment income ratio (3)                       ---           ---           ---           ---

GROWTH SUBACCOUNT
Accumulation unit value                         $4.69         $4.36         $3.35         $4.89
Prior year accumulation unit value              $4.36         $3.35         $4.89         $7.45
Number of accumulation
 units outstanding,
 end of period                             214,034.04    159,611.39    110,871.85     71,075.29
Total net assets                            1,003,236       696,492       371,421       347,535
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                7.42%        30.26%       -31.49%       -34.38%
Investment income ratio (3)                       ---           ---           ---         0.31%

BALANCED SUBACCOUNT(7)
Accumulation unit value                     $10.78(7)
Prior year accumulation unit value              $ ---
Number of accumulation
 units outstanding,
 end of period                                    ---
Total net assets                                  ---
Expense ratio (1)                               0.75%
Total return (2)                             7.79%(5)
Investment income ratio (3)                       ---

BASIC VALUE SUBACCOUNT(7)
Accumulation unit value                     $11.19(7)
Prior year accumulation unit value              $ ---
Number of accumulation
 units outstanding,
 end of period                                    ---
Total net assets                                  ---
Expense ratio (1)                               0.75%
Total return (2)                            11.95%(5)
Investment income ratio (3)                       ---


                                          2004          2003          2002          2001
                                         ------------  ------------  ------------  ------------
MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST SUBACCOUNT
Accumulation unit value                        $16.57        $15.00        $12.37        $15.77
Prior year accumulation unit value             $15.00        $12.37        $15.77        $18.90
Number of accumulation
 units outstanding,
 end of period                             337,730.51    363,569.42    362,543.74    335,048.86
Total net assets                            5,597,528     5,452,148     4,484,503     5,283,132
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               10.52%        21.23%       -21.55%       -16.58%
Investment income ratio (3)                     0.61%         0.63%         0.54%         0.48%

HIGH INCOME SUBACCOUNT
Accumulation unit value                        $14.70        $13.57        $11.59        $11.38
Prior year accumulation unit value             $13.57        $11.59        $11.38        $11.24
Number of accumulation
 units outstanding,
 end of period                             144,161.37    124,838.88    106,657.69     84,381.88
Total net assets                            2,118,955     1,693,815     1,236,059       960,637
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                8.33%        17.08%         1.80%         1.31%
Investment income ratio (3)                     4.37%         4.01%         6.96%         8.28%

EMERGING GROWTH SUBACCOUNT
Accumulation unit value                        $14.61        $13.03        $10.08        $15.34
Prior year accumulation unit value             $13.03        $10.08        $15.34        $23.24
Number of accumulation
 units outstanding,
 end of period                             430,940.76    466,450.92    440,265.74    370,904.51
Total net assets                            6,297,598     6,080,033     4,439,867     5,689,294
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               12.11%        29.25%       -34.26%       -33.98%
Investment income ratio (3)                       ---           ---           ---         5.70%

TOTAL RETURN SUBACCOUNT
Accumulation unit value                        $14.14        $12.80        $11.09        $11.78
Prior year accumulation unit value             $12.80        $11.09        $11.78        $11.84
Number of accumulation
 units outstanding,
 end of period                             202,263.36    177,270.79    129,016.82     69,132.08
Total net assets                            2,860,577     2,269,143     1,430,420       814,329
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               10.49%        15.45%        -5.88%        -0.50%
Investment income ratio (3)                     1.62%         1.59%         1.59%         1.05%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value                         $8.60         $8.14         $6.13         $9.04
Prior year accumulation unit value              $8.14         $6.13         $9.04         $9.59
Number of accumulation
 units outstanding,
 end of period                             213,156.12    171,714.96    120,877.20     68,022.84
Total net assets                            1,833,885     1,397,404       741,189       614,668
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                5.72%        32.72%       -32.14%        -5.74%
Investment income ratio (3)                       ---           ---           ---         0.10%



                                          2004          2003          2002          2001
                                         ------------  ------------  ------------  ------------
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value                         $9.49         $8.47         $6.59         $8.24
Prior year accumulation unit value              $8.47         $6.59         $8.24         $9.06
Number of accumulation
 units outstanding,
 end of period                             117,271.91     74,263.45     50,344.07     20,818.86
Total net assets                            1,113,317       628,661       331,948       171,532
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               12.15%        28.39%       -19.97%        -9.04%
Investment income ratio (3)                     1.08%         1.13%         0.72%         0.43%

VALUE SUBACCOUNT
Accumulation unit value                        $17.02        $15.00        $11.72        $13.51
Prior year accumulation unit value             $15.00        $11.72        $13.51        $12.07
Number of accumulation
 units outstanding,
 end of period                             238,288.79    175,201.18    117,277.14     52,447.36
Total net assets                            4,055,703     2,627,805     1,374,280       708,660
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               13.48%        28.00%       -13.27%        11.98%
Investment income ratio (3)                     0.87%         0.91%         0.70%         0.38%

INTERNATIONAL SUBACCOUNT(7)
Accumulation unit value                     $11.31(7)
Prior year accumulation unit value              $ ---
Number of accumulation
 units outstanding,
 end of period                                 101.75
Total net assets                                1,151
Expense ratio (1)                               0.75%
Total return (2)                            13.08%(5)
Investment income ratio (3)                       ---

OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET SUBACCOUNT
Accumulation unit value                         $8.93         $8.22         $6.54         $8.11
Prior year accumulation unit value              $8.22         $6.54         $8.11         $9.09
Number of accumulation
 units outstanding,
 end of period                             316,630.42    257,063.98    179,392.17     81,118.59
Total net assets                            2,827,547     2,113,065     1,172,442       657,804
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                8.64%        25.77%       -19.40%       -10.83%
Investment income ratio (3)                     0.74%         0.85%         0.63%         0.29%

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value                        $10.94         $9.25         $6.51         $8.43
Prior year accumulation unit value              $9.25         $6.51         $8.43         $9.65
Number of accumulation
 units outstanding,
 end of period                             182,931.13    140,029.16     98,765.84     42,195.71
Total net assets                            2,000,466     1,294,745       643,323       355,636
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               18.27%        41.95%       -22.72%       -12.70%
Investment income ratio (3)                     1.11%         0.59%         0.46%         6.97%

CAPITAL APPRECIATION SUBACCOUNT(7)
Accumulation unit value                     $10.88(7)
Prior year accumulation unit value              $ ---
Number of accumulation
 units outstanding,
 end of period                                    ---
Total net assets                                  ---
Expense ratio (1)                               0.75%
Total return (2)                             8.75%(5)
Investment income ratio (3)                       ---


                                          2004          2003          2002          2001
                                         ------------  ------------  ------------  ------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST

FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value                        $14.61        $12.42         $9.46        $11.71
Prior year accumulation unit value             $12.42         $9.46        $11.71        $14.04
Number of accumulation
 units outstanding,
 end of period                             238,285.29    203,734.89    157,900.30    123,312.15
Total net assets                            3,481,064     2,530,008     1,494,241     1,443,684
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               17.64%        31.23%        -19.17%      -16.62%
Investment income ratio (3)                     1.03%         1.56%          1.63%       25.45%

GROWTH SECURITIES SUBACCOUNT(7)
Accumulation unit value                     $11.13(7)
Prior year accumulation unit value              $ ---
Number of accumulation
 units outstanding,
 end of period                                    ---
Total net assets                                  ---
Expense ratio (1)                               0.75%
Total return (2)                            11.30%(5)
Investment income ratio (3)                       ---

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value                        $10.33         $8.99         $6.87         $9.41
Prior year accumulation unit value              $8.99         $6.87         $9.41         $9.63
Number of accumulation
 units outstanding,
 end of period                             206,121.36    161,629.07     90,232.17     34,587.92
Total net assets                            2,129,262     1,452,538       620,065       325,587
Expense ratio (1)                               0.75%         0.75%          0.75%        0.75%
Total return (2)                               14.95%        30.78%        -27.00%       -2.24%
Investment income ratio (3)                     0.13%         1.01%          0.61%        0.20%

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value                         $8.74         $8.14         $6.08       $9.28(6)
Prior year accumulation unit value              $8.14         $6.08         $9.28           ---
Number of accumulation
 units outstanding,
 end of period                              32,808.05     25,014.88      8,872.20      1,266.45
Total net assets                              286,617       203,520        53,982        11,747
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                                7.38%        33.72%       -34.40%     -7.24%(5)
Investment income ratio (3)                       ---           ---           ---           ---

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value                        $11.18         $9.96         $6.79       $9.71(6)
Prior year accumulation unit value              $9.96         $6.79         $9.71           ---
Number of accumulation
 units outstanding,
 end of period                              97,398.52     65,371.54     19,064.29      6,180.84
Total net assets                            1,088,805       651,337       129,492        60,034
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               12.20%        46.69%       -30.07%      -2.87%(5)
Investment income ratio (3)                       ---           ---           ---           ---

SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value                         $9.08         $8.25         $5.77       $9.12(6)
Prior year accumulation unit value              $8.25         $5.77         $9.12           ---
Number of accumulation
 units outstanding,
 end of period                              26,832.61     19,155.42      6,846.36      1,813.30
Total net assets                              243,596       158,048        39,508        16,533
Expense ratio (1)                               0.75%         0.75%         0.75%         0.75%
Total return (2)                               10.03%        42.98%       -36.71%      -8.82%(5)
Investment income ratio (3)                       ---           ---           ---           ---


                                          2004          2003          2002          2001
                                         ------------  ------------  ------------  ------------
SELIGMAN PORTFOLIOS, INC.

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value                        $17.89        $15.07        $10.15      $12.11(6)
Prior year accumulation unit value             $15.07        $10.15        $12.11           ---
Number of accumulation
 units outstanding,
 end of period                             168,770.05    112,338.95     57,862.49      6,950.93
Total net assets                            3,019,273     1,692,985        587,383       84,155
Expense ratio (1)                               0.75%         0.75%          0.75%        0.75%
Total return (2)                               18.71%        48.46%        -16.15%     21.07%(5)
Investment income ratio (3)                     0.20%         0.87%            ---          ---

UNIVERSAL INSTITUTIONAL FUNDS, INC

CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value                        $10.56      $10.19(4)
Prior year accumulation unit value             $10.19           ---
Number of accumulation
 units outstanding,
 end of period                               7,015.25      2,488.62
Total net assets                               74,059        25,362
Expense ratio (1)                               0.75%         0.75%
Total return (2)                                3.59%       1.91%(5)
Investment income ratio (3)                     4.14%         0.01%

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value                        $17.50      $12.93(4)
Prior year accumulation unit value             $12.93           ---
Number of accumulation
 units outstanding,
 end of period                              30,308.31      6,779.84
Total net assets                              530,471        87,657
Expense ratio (1)                               0.75%         0.75%
Total return (2)                               35.37%       29.29%(5)
Investment income ratio (3)                     3.49%           ---

(1) These amounts represent the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated.
The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.
(4) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
(5)   Returns presented are since inception.
(6) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(7) Commencement of operations was October 18, 2004, with a beginning accumulation unit value of $10.00.


NOTE 8 - SUBSEQUENT EVENT (Unaudited)
In January 2005, the Board of Directors of The Union Central Life Insurance Company and the Ameritas Acacia Companies voted to combine at the mutual holding company level.
The target date for the consolidation is the end of 2005. Members and policyholders of the companies must approve the transaction. In addition, a number of regulatory approvals must be met, including approval from the Department of Insurance in Nebraska and Ohio.

                           Appendix D


CONSOLIDATED FINANCIAL STATEMENTS

The Union Central Life Insurance Company and Subsidiaries

At December 31, 2004 and 2003 and Years ended December 31, 2004,
2003 and 2002 with Report of Independent Registered Public
Accounting Firm

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED FINANCIAL STATEMENTS


At December 31, 2004 and 2003 and Years ended December 31,
                  2004, 2003 and 2002




                          CONTENTS

                                                        Page


Report of Independent Registered Public Accounting Firm. 1

Consolidated Balance Sheets. . . . . . . . . . . . . . . 2

Consolidated Statements of Income. . . . . . . . . . . . 3

Consolidated Statements of Changes in Equity . . . . . . 4

Consolidated Statements of Cash Flows. . . . . . . . . . 5

Notes to Consolidated Financial Statements . . . . . . . 6

 Report of Independent Registered Public Accounting Firm



To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Union Central Mortgage Funding, Inc, a wholly-owned subsidiary, which statements reflect 2.8% and 12.5% of total consolidated pre-tax income for the years ended 2004 and 2003, respectively. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Union Central Mortgage Funding, Inc., is based solely on the report of other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.


                               /s/ Ernst & Young LLP

Cincinnati, Ohio
February 8, 2005, except the restatement described in Note 1 for which the date is August 17, 2005.

The Union Central Life Insurance Company and Subsidiaries
              Consolidated Balance Sheets
                     (in thousands)

                                                              December 31,
                                                        -----------------------
                                                           2004         2003
                                                        ----------   ----------
ASSETS                                                   RESTATED     RESTATED
Investments:
 Fixed maturities available-for-sale at fair value
 (amortized cost: 2004 - $3,365,283 and
 2003 - $3,365,149)                                     $3,448,772   $3,448,932
 Other fixed maturities                                     13,236       24,260
 Equity securities available-for-sale at fair value
 (cost: 2004 - $16,681 and 2003 - $59,810)                  17,475       63,077
 Other equity securities                                     4,135       13,803
 Cash and short-term investments                            15,840        5,958
 Other invested assets                                      32,647       32,926
 Mortgage loans held-for-investment                        512,292      508,655
 Mortgage loans held-for-sale                              107,020       18,996
 Amounts receivable under repurchase agreement              71,730       36,457
 Real estate                                                10,056       11,272
 Policy loans                                              142,611      144,037
                                                        ----------   ----------
    Total investments                                    4,375,814    4,308,373

Accrued investment income                                   47,646       46,126
Deferred policy acquisition costs                          370,109      356,495
Property, plant and equipment, at cost,
 less accumulated depreciation
 (2004 - $94,522 and 2003 - $86,040)                        37,871       41,904
Deferred federal income tax asset                               --          288
Federal income tax recoverable                               4,972           --
Receivable for securities                                  105,709        7,904
Other assets                                               374,965      273,883
Separate account assets                                  2,095,848    1,809,545
                                                        ----------   ----------
           Total assets                                 $7,412,934   $6,844,518
                                                        ==========   ==========
LIABILITIES AND EQUITY
Policy liabilities:
 Future policy benefits                                 $4,036,163   $4,010,705
 Deposit funds                                             114,896      119,116
 Policy and contract claims                                 28,982       37,126
 Policyholders' dividends                                    8,398        9,152
                                                        ----------   ----------
           Total policy liabilities                      4,188,439    4,176,099
Deferred revenue                                            50,990       60,902
Payable for securities                                     107,086          185
Warehouse line of credit                                    84,565       18,970
Other liabilities                                          133,239       99,767
Federal income tax payable                                      --          895
Deferred federal income tax liability                        4,422           --
Surplus notes payable                                       49,810       49,801
Obligation under repurchase agreement                       71,041       36,257
Separate account liabilities                             2,095,848    1,809,545
                                                        ----------   ----------

   Total liabilities                                     6,785,440    6,252,421
                                                        ----------   ----------
Equity:
 Policyholders' equity                                     627,109      589,870
 Accumulated other comprehensive income                        385        2,227
   Total equity                                            627,494      592,097
                                                        ----------   ----------
   Total liabilities and equity                         $7,412,934   $6,844,518
                                                        ==========   ==========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF INCOME
                     (in thousands)


                                                           December 31,
                                                  ------------------------------
                                                    2004       2003       2002
                                                  --------   --------   --------
REVENUE                                           Restated   Restated   Restated
Insurance revenue:
 Traditional insurance premiums                   $113,805   $117,285   $149,842
 Universal life policy charges                      61,657     63,291     58,832
 Annuities                                          32,336     31,854     27,143
Net investment income                              242,634    252,776    246,559
Net realized gains (losses) on investments           7,910     29,151    (42,233)
Fee income                                          23,969     24,885     22,120
Other                                                8,384      9,208     10,088
                                                  --------   --------   --------
 Total revenue                                     490,695    528,450    472,351

BENEFITS AND EXPENSES
Benefits                                           114,654    112,058    141,357
Increase in reserves for future policy benefits     12,680     14,053     12,096
Interest expense:
 Universal life                                     63,438     72,754     76,437
 Investment products                                71,603     77,885     79,359
Underwriting, acquisition and insurance expense    166,699    200,740    195,048
Policyholders' dividends                            11,629     13,740     13,853
                                                  --------   --------   --------
 Total benefits and expenses                       440,703    491,230    518,150
                                                  --------   --------   --------
Income (loss) before federal income tax
 expense (benefit)                                  49,992     37,220    (45,799)
Federal income tax expense (benefit)                12,753     11,962    (17,838)
                                                  --------   --------   --------
Net Income (Loss)                                  $37,239    $25,258   $(27,961)
                                                  ========   ========   ========

The accompanying notes are an integral part of the financial statements.

 THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
(in thousands)

                                          Accumulated
                                             Other
                                         Comprehensive  Policyholders'
                                             Income         Equity        Total
                                            --------       --------      --------
Balance at January 1, 2002, as
previously reported                         $(20,020)      $599,640      $579,620

Prior period adjustments (see Note 1)             --         (7,067)       (7,067)
                                            --------       --------      --------
Balance at January 1, 2002, as restated      (20,020)       592,573       572,553
                                            ========       ========      ========
Net loss                                                    (27,961)      (27,961)
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                                   35,287                       35,287
Minimum pension liability
 adjustment                                   (6,879)                      (6,879)
                                            --------       --------      --------
Comprehensive income                                                          447
                                            --------       --------      --------
Balance at December 31, 2002 , as restated     8,388        564,612       573,000
                                            ========       ========      ========

Net income                                                   25,258        25,258
Unrealized losses on securities,
 net of tax and reclassification
 adjustment                                   (3,090)                      (3,090)
Minimum pension liability
 adjustment                                   (3,071)                      (3,071)
                                            --------       --------      --------
Comprehensive income                                                       19,097
                                            --------       --------      --------
Balance at December 31, 2003, as restated      2,227        589,870       592,097
                                            ========       ========      ========

Net income                                                   37,239        37,239
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                                      789                          789
Minimum pension liability
 adjustment                                   (2,631)                      (2,631)
                                            --------       --------      --------
Comprehensive income                                                       35,397
                                            --------       --------      --------
BALANCE AT DECEMBER 31, 2004 , AS RESTATED  $    385       $627,109      $627,494
                                            ========       ========      ========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

                                                         Year ended December 31
                                                   -----------------------------------
                                                     2004          2003        2002
                                                   ---------    ---------    ---------
OPERATIN0G ACTIVITIES                              Restated      Restated    Restated
Net income (loss)                                  $  37,239    $  25,258    $ (27,961)
Adjustments to reconcile net income (loss)
 to net cash provided by (used in) operating
 activities:
 Interest credited to universal life policies         63,438       72,754       76,437
 Interest credited to investment products             71,603       77,885       79,359
 Accrual of discounts on investments, net              8,685       10,441        2,135
 Net realized (gains) losses on investments           (7,910)     (29,151)      42,233
 Depreciation                                          8,482       10,580        7,189
 Amortization of deferred policy acquisition costs    52,832       69,708       63,892
 Amortization of deferred revenue                    (15,341)     (10,558)     (20,685)
 Policy acquisition cost deferred                    (62,462)     (57,941)     (66,648)
 Revenue deferred                                      5,429        2,873       10,384
 Deferred federal income tax expense (benefit)         5,619        1,612       (4,476)
 Cost of mortgage loans held for sale, net           (85,442)     (18,899)          --
Changes in operating assets and liabilities:
 Accrued investment income                            (1,520)        (863)      (1,117)
 Receivable for securities                           (97,805)        (964)       6,680
 Other (assets) liabilities                         (101,083)     (76,734)     (60,656)
 Amounts receivable under repurchase agreement       (35,273)     (36,457)          --
 Policy liabilities                                   72,842        8,038       (3,606)
 Payable for securities                              106,901     (140,748)     135,881
 Obligation under repurchase agreement                34,784       36,257           --
 Other items, net                                      4,396       (2,006)      (8,886)
                                                   ---------    ---------    ---------
 Cash Provided by (Used in) Operating Activities      65,414      (58,915)     230,155
                                                   ---------    ---------    ---------
INVESTING ACTIVITIES
Costs of investments acquired                     (2,457,237)  (3,534,371)  (2,955,450)
Proceeds from sale, maturity or
 repayment of investments                          2,510,121    3,500,802    2,583,590
(Increase) decrease in policy loans                    1,426          (11)       2,162
Purchases of property and equipment, net              (4,449)      (4,355)      (7,059)
                                                   ---------    ---------    ---------
 Cash Provided by (Used in) Investing Activities      49,861      (37,935)    (376,757)
                                                   ---------    ---------    ---------
FINANCING ACTIVITIES
Receipts from universal life and
 investment contracts                                560,266      654,871      824,479
Withdrawals from universal life and
 investment contracts                               (755,809)    (702,495)    (579,104)
Net proceeds from the issuance of
 line of credit debt                                  65,595       18,970           --
Reverse repurchase agreements                         24,555           --           --
                                                   ---------    ---------    ---------
 CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES    (105,393)     (28,654)     245,375
                                                   ---------    ---------    ---------
Increase (decrease) in cash and
 short term investments                                9,882     (125,504)      98,773

Cash and short term investments
 at beginning of year                                  5,958      131,462       32,689
                                                   ---------    ---------    ---------
 CASH AND SHORT TERM INVESTMENTS AT END OF YEAR    $  15,840    $   5,958    $ 131,462
                                                   =========    =========    =========
Supplemental disclosures of cash flow information:
Cash paid (refunded) during the year
 for federal income taxes                          $  11,342    $  (6,404)   $  (6,099)

Cash paid during the year for interest
 on surplus notes                                  $   4,100    $   4,100    $   4,100

Cash paid during the year for interest
 on line of credit                                 $   1,387    $   1,069    $      --
                                                   ---------    ---------    ---------

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment Partners, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company (as detailed below, Union Central sold the assets of Payday of America, LLC in 2004); Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners; PRBA, Inc., wholly-owned, the holding company of a pension administration company; Summit Investment Partners, LLC, wholly-owned, a registered investment advisor and Union Central Mortgage Funding, Inc, a mortgage banking business. Fee based revenues of the consolidated subsidiaries was included in "Fee Income" in the Consolidated Statements of Income. The Company also consolidated the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Pinnacle Lehman Aggregate Bond Index Portfolio and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to as "the Company". The holdings of the consolidated Summit mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. In addition, Summit Mutual Funds, Inc., a registered investment company, is an investment affiliate of Union Central.

On January 1, 2004, the Company adopted Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain
Nontraditional Long-Duration Contracts and for Separate Accounts".
 The impact of adoption was immaterial.

The Company will adopt FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46") on January 1, 2005. The impact of adoption is not anticipated to be material. In 1996, the Company created a collateralized bond obligation through the formation of a trust in which the Company is the primary beneficiary. The trust issued debt securities to lenders. As of December 31, 2004, $70,300,000 of debt securities was outstanding.
 Upon the adoption of FIN 46, the Company anticipates consolidation of the collateralized bond obligation will be required. The maximum exposure to loss to the Company as a result of the activities of the collateralized bond obligation was $43,400,000 as of December 31, 2004.

During 2004, the Company sold Family Enterprise Institute, Inc., a wholly-owned subsidiary. A $1,600 after-tax gain was recorded as a result of the sale.

During 2004, the Company completed the sale of Payday of America, LLC's assets to Paycor, Inc., in exchange for common stock of Paycor, Inc. The net after-tax impact from recording the sale was a reduction in net income of $3,467,000. The operating activities of Payday of America, LLC had ceased as of December 31, 2004.

During 2002, the Company established Union Central Mortgage
Funding, Inc., a wholly-owned consolidated subsidiary, which was formed to originate, sell and service commercial mortgage loans.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Restatement

The accompanying financial statements have been adjusted to correct errors in the calculation of deferred policy acquisition costs and future policy benefits related to the Company's term life insurance products. Policyholders' and total equity as of January 1, 2002 was reduced by $7,067,000 as a result of the restatement. The effects of the restatement are presented below:

                                               2004                    2003
                                      --------------------    --------------------
                                          As                      As
                                      Previously     As       Previously     As
                                       Reported   Restated     Reported   Restated
                                      ----------  --------    ----------  --------
                                                     (in thousands)
At December 31:
Deferred policy acquisition costs      $ 370,223  $ 370,109    $ 358,632  $ 356,495
Deferred federal income tax asset             --         --           --        288
Other assets                             403,421    374,965      291,224    273,883
Future policy benefits                 4,028,737  4,036,163    4,003,852  4,010,705
Deferred federal income tax liability     17,020      4,422        8,928         --
Policyholders' equity                    650,505    627,109      606,984    589,870
Total equity                             650,890    627,494      609,211    592,097

                                        2004                 2003                 2002
                                -------------------  -------------------  -------------------
                                    As                   As                   As
                                Previously    As     Previously    As     Previously    As
                                 Reported  Restated   Reported  Restated   Reported  Restated
                                  -------  -------     -------  -------     -------  -------
                                                     (in thousands)
Increase in reserves for future
policy benefits                   $   993  $12,680     $ 4,942  $14,053     $ 7,993  $12,096
Underwriting, acquisition and
insurance expense                 168,721  166,699     198,169  200,740     195,376  195,048
Income (loss) before federal
 income tax expense (benefit)      59,657   49,992      48,902   37,220     (42,024) (45,799)
Federal income tax expense
 (benefit)                         16,136   12,753      16,051   11,962     (16,517) (17,838)
Net income (loss)                  43,521   37,239      32,851   25,258     (25,507) (27,961)

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as other comprehensive income or loss. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

  o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount or plus unamortized premium and less an allowance for possible losses. Mortgage loans held for sale are mortgages the Company intends to sell. Mortgage loans held for sale are stated at lower of aggregate cost or market. The amount, by which cost exceeds market value, if any, is accounted for as a valuation allowance. Changes in the valuation allowance are included in the determination of net income in the period of change.
  o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
  o Policy loans are reported at unpaid balances.
  o Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that have a maturity date of 90 days or less from the date acquired.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


  o Receivable for securities represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.
  o Payable for securities represents amounts due to brokers resulting from securities purchased at the end of the year for which payment has not been made at the balance sheet date.

The Company's carrying values of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

In 2004 and 2003, the Company entered into repurchase agreements to economically hedge the interest rate risk associated with funded mortgage loans held for sale that have not yet been sold. Based on the terms of the repurchase agreements, the transactions are considered collateralized loans in accordance with Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". The Company had $71,041,000 and $36,257,000 in outstanding repurchase agreements for the years ended December 31, 2004 and 2003, respectively. As the Company sold the collateral that was pledged to the Company, a liability has been recognized in "Obligation under repurchase agreement" in the Consolidated Balance Sheets to reflect the obligation to return the collateral.
 Also, the Company recognized a receivable representing the cash it lent under the terms of the repurchase agreement, which totaled $71,730,000 and $36,457,000 for the years ended December 31, 2004 and 2003, respectively, and was reflected in "Amounts receivable under repurchase agreement" in the Consolidated Balance Sheets.

The Company has entered into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Consolidated Balance Sheets. At December 31, 2004, the Company had reverse repurchase agreements outstanding with a total carrying value of $24,555,000. There were no repurchase agreements outstanding as of December 31, 2003 and 2002.

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2005. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $6,083,000 at December 31, 2004.

The call options are carried at their fair value, and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the market value of the call options, and are reflected in "Deposit funds" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets. The notional amount of the call options at December 31, 2004 and 2003 was $50,574,000 and $31,128,000, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


In 2004 and 2003, the Company entered into interest rate swap agreements with a notional value of $35,000,000 and $125,000,000, respectively, with Morgan Stanley, Bank One and Deutsche Bank.
The purpose of the interest rate swap agreements was to hedge interest rate risk associated with specifically identified bonds within the Company's investment portfolio. The interest rate swap agreements were categorized as and met the criteria of effective fair value hedges. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value of the bonds due to market interest rate fluctuations. The Company is exposed to credit-related losses in the event of nonperformance by the counter-parties to the interest rate swaps.
 To minimize this risk, the Company only enters into private contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the interest rate swaps of $317,000 at December 31, 2003. The Company is required to make semi-annual interest payments based on the fixed rate inherent in the interest rate swaps. Settlement of gain or loss under the interest rate swaps occurs upon termination. The financing cost of the interest rate swaps excluded from the assessment of hedge effectiveness totaled $307,000 and $592,000 in 2004 and 2003, respectively, and was recorded in "Net investment income" in the Consolidated Statements of Income.

The change in value of the interest rate swaps was accounted for consistently with the hedged bonds. During 2004 and 2003, $75,000,000 and $85,000,000, respectively, of the notional value of the interest rate swap agreements was terminated, leaving no notional value as of December 31, 2004. In 2004 and 2003, respectively, a pre-tax gain of $262,000 and $603,000 was realized upon the terminations of the agreements and was recorded in "Net investment income" in the Consolidated Statements of Income.

In 2004, 2003 and 2002, the Company entered into one-month swap agreements with Deutsche Bank and Morgan Stanley to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.) The notional amount of the swap agreements is set based on the amount of the Company's investments in the mutual funds that it determines to hedge.
Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates.
 The Company records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The swap agreements were designated and qualified as fair value hedges.

For the years ended December 31, 2004, 2003 and 2002, the swap agreements offset unrealized gains of $301,000, $0 and $3,449,000, respectively, and pre-tax realized gains (losses) of $440,000, $2,138,000 and ($7,919,000), respectively, that the Company incurred in the hedged mutual funds. Swap agreements with a notional value of $4,200,000 and $0 were outstanding as of December 31, 2004 and 2003, respectively.

In 2004, the Company entered into interest rate swap agreements with a notional value of $75,000,000 at December 31, 2004, with Morgan Stanley and Bank One. The swap agreements are carried at their fair value and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans held for sale. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps is to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale. The loss in fair value of the swap agreements of $1,153,000 and financing costs of $737,000 was recorded in "Net investment income" in the Consolidated Statements of Income. The interest rate swap agreements were not designated as hedging instruments.

In 2002, the Company entered into interest rate swap agreements with a notional value of $200,000,000 with Deutsche Bank and Morgan Stanley. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans that the Company had agreed to sell to Morgan Stanley. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale to Morgan Stanley.
The interest rate swaps were terminated upon the closing of the sale of the mortgage loans to Morgan Stanley. The loss was combined with the gain on the sale of commercial mortgage loans to Morgan Stanley. The interest rate swap agreements were designated as and qualified as fair value hedges.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The Company enters into loan commitments in association with originating commercial mortgage loans that are held for sale. The loan commitments are accounted for as derivative instruments. The loan commitments are marked to fair value based on estimates of fluctuations in market interest rates for comparable mortgage loans from loan commitment dates. The loan commitments are typically hedged with repurchase agreements.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $52,832,000, $69,708,000 and $63,892,000 for the years ended December 31, 2004, 2003 and 2002, respectively, and was included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments decreasing deferred policy acquisition costs related to unrealized gains and losses totaled $36,783,000, $40,765,000 and $44,955,000 at 2004, 2003 and 2002, respectively.

In 2004, 2003 and 2002, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased (decreased) ($5,969,000), $2,563,000 and $20,807,000 for the years ended 2004, 2003 and 2002, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

Software development costs of $3,891,000 and $3,352,000 were capitalized in 2004 and 2003, respectively. Amortization expense of $4,204,000, $5,283,000 and $3,598,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2004, 2003 and 2002. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.
Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders as of each year-end. Insurance in force receiving dividends accounted for 6.19% and 5.63% of total insurance in force at December 31, 2004 and 2003, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided
by the    Company) represent funds that are separately
administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk.
 Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account. On assets transferred to the separate accounts, the Company recognized interest income of $37,846,000, $22,455,000 and $25,491,000 and investment gains
(losses) of $172,762,000, $327,660,000 and ($318,870,000) for the
years ending December 31, 2004, 2003 and 2002, respectively. The interest income and investment gains were offset by the increase in separate account liabilities within the same line item in the Consolidated Statements of Income.

The Company issues variable annuity contracts through the separate accounts where the Company contractually guarantees to the contract holder total deposits made to the contract less any partial withdrawals. This guarantee only includes benefits that are payable in the event of death. The total separate account assets and liabilities for policies with a minimum guaranteed death benefit were $365,042,000 and $335,182,000 as of December 31, 2004 and 2003, respectively, and were composed of mutual funds. Death claims incurred and paid as a result of the minimum guaranteed death benefit totaled $146,000, $325,000 and $146,000 for the years ended December 31, 2004, 2003 and 2002, respectively. The Company had $15,649,000 of net amount at risk involving the minimum guaranteed death benefit on variable annuities as of December 31, 2004. The weighted average attained age for contract holders with a minimum guaranteed death benefit was 57 years old as of December 31, 2004.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2004 and 2003.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 5.7% to 8.2%, 6.1% to 8.3% and 7.0% to 8.2% for the years ended 2004, 2003 and 2002, respectively. Changes in dividend payouts are assumed with changes in yields.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances.
 Interest crediting rates ranged from 2.8% to 7.0%, 4.5% to 6.5% and 4.5% to 8.0% for the years ended 2004, 2003 and 2002, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $15,341,000, $10,558,000 and $20,685,000 for the years ended December 31, 2004, 2003 and 2002, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2004, 2003 and 2002, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $3,396,000, $3,161,000 and $5,168,000 for the years ended 2004, 2003 and 2002, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 6.6% to 8.3% and 7.5% to 8.3% for the years ended 2004 and 2003, respectively.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2004 and 2003.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts for prior years, have in some instances, been reclassified to conform to the 2004 presentation.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                     Cost or      Gross      Gross
                                    Amortized  Unrealized  Unrealized   Fair
                                       Cost       Gains     (Losses)    Value
                                    ----------  ---------  ---------  ----------
                                                   (in thousands)
December 31, 2004:
U.S. treasury securities and
 obligations of U.S. government
 corporations and agencies          $   34,931    $   171    $  (154) $   34,948
Corporate securities and other       2,386,810     86,339     (5,939)  2,467,210
Mortgage-backed securities,
collateralized mortgage
obligations and other
structured securities                  943,542     10,864     (7,792)    946,614
                                    ----------  ---------  ---------  ----------
Subtotal                             3,365,283     97,374    (13,885)  3,448,772

Equity securities                       16,681        856        (62)     17,475
                                    ----------  ---------  ---------  ----------
Total                               $3,381,964  $  98,230  $ (13,947) $3,466,247
                                    ==========  =========  =========  ==========

                                     Cost or      Gross      Gross
                                    Amortized  Unrealized  Unrealized   Fair
                                       Cost       Gains     (Losses)    Value
                                    ----------  ---------  ---------  ----------
                                                   (in thousands)
December 31, 2003:
U.S. treasury securities and
 obligations of U.S. government
 corporations and agencies          $   40,314  $     354  $      --  $   40,668
Corporate securities and other       2,045,679     97,063    (11,937)  2,130,805
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities               1,279,156     16,882    (18,579)  1,277,459
                                    ----------  ---------  ---------  ----------
Subtotal                             3,365,149    114,299    (30,516)  3,448,932

Equity securities                       59,810      3,616       (349)     63,077
                                    ----------  ---------  ---------  ----------
Total                               $3,424,959  $ 117,915  $ (30,865) $3,512,009
                                    ==========  =========  =========  ==========

Fixed maturity available-for-sale securities, at December 31, 2004, are summarized by stated maturity as follows:

                                                Amortized      Fair
                                                   Cost        Value
                                                ----------  ----------
                                                    (in thousands)
Due in one year or less                         $   44,604  $   45,380
Due after one year through five years              332,600     346,360
Due after five years through ten years           1,151,657   1,192,823
Due after ten years                                727,189     745,260
                                                ----------  ----------
 Subtotal                                        2,256,050   2,329,823

Mortgage-backed securities                         943,601     946,679
Other securities with multiple repayment dates     165,632     172,270
                                                ----------  ----------
 Total                                          $3,365,283  $3,448,772
                                                ==========  ==========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Significant components of the unrealized gain on available-for-sale securities included in "Accumulated other comprehensive income" in the accompanying Consolidated Balance Sheets are as follows:

                                        Year Ended December 31,
                                     ------------------------------
                                       2004       2003       2002
                                     --------   --------   --------
                                             (in thousands)
Gross unrealized gain on available-
 for-sale securities                 $ 84,283   $ 87,050   $ 95,995
Amortization of deferred policy
 acquisition costs                    (36,783)   (40,765)   (44,955)
Deferred tax liability                (16,625)   (16,199)   (17,864)
                                     --------   --------   --------
Net unrealized gain on available-
 for-sale securities                 $ 30,875   $ 30,086   $ 33,176
                                     ========   ========   ========

A summary of available-for-sale securities with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows (in thousands):

                                        December 31, 2004
                  ---------------------------------------------------------------
                      Less than           Twelve Months
                    Twelve Months            or More                Total
                  ------------------    -----------------    --------------------
                             Gross                Gross                   Gross
                    Fair   Unrealized     Fair  Unrealized      Fair    Unrealized
                    Value    Losses       Value    Losses       Value     Losses
                  --------  --------    --------  -------    ----------  --------
Fixed maturity
 securities       $932,256  $(10,548)   $208,180  $(3,337)   $1,140,436  $(13,885)
Equity securities       33       (15)      1,860      (47)        1,893       (62)
                  --------  --------    --------  -------    ----------  --------
Total             $932,289  $(10,563)   $210,040  $(3,384)   $1,142,329  $(13,947)
                  ========  ========    ========  =======    ==========  ========


                                        December 31, 2003
                  ---------------------------------------------------------------
                      Less than           Twelve Months
                    Twelve Months            or More                Total
                  ------------------    -----------------    --------------------
                             Gross                Gross                   Gross
                    Fair   Unrealized     Fair  Unrealized      Fair    Unrealized
                    Value    Losses       Value    Losses       Value     Losses
                  --------  --------    --------  -------    ----------  --------
Fixed maturity
 securities       $905,114  $(22,451)   $107,960  $(8,065)   $1,013,074  $(30,516)
Equity securities       74        (4)        347     (345)          421      (349)
                  --------  --------    --------  -------    ----------  --------
Total             $905,188  $(22,455)   $108,307  $(8,410)   $1,013,495  $(30,865)
                  ========  ========    ========  =======    ==========  ========

The unrealized losses in both 2004 and 2003 reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. Upon review of the economic circumstances underlying these securities, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on available-for-sale investments represent an other-than-temporary impairment as of December 31, 2004 and December 31, 2003.

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Investments in bonds on deposit with state insurance departments to satisfy regulatory requirements are carried at fair value and totaled $3,325,000 and $3,498,000, at December 31, 2004 and 2003,
respectively.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                              Year Ended December 31,
                        ------------------------------------
                           2004         2003         2002
                        ----------   ----------   ----------
                                   (in thousands)
Proceeds                $2,415,601   $3,352,138   $1,013,004
Gross realized gains        35,895       69,271       42,803
Gross realized losses       16,064       28,000       37,792

In 2004, the Company completed the sale of mortgage-backed securities with a book value of $285,000,000 to a third party in conjunction with a securitization transaction that closed in 2005.
 An after-tax loss of $1.2 million was recorded on the sale.

A summary of the characteristics of the Company's mortgage portfolio follows:

                               December 31, 2004      December 31, 2003
                              --------------------   -------------------
                                        Percent of            Percent of
                              Carrying   Carrying    Carrying  Carrying
                               Amount     Amount      Amount    Amount
                              --------   --------    --------  --------
                                            (in thousands)
Region
New England and  Mid-Atlantic $ 42,272      6.8%     $ 31,354     5.9%
South Atlantic                 134,944     21.8        97,623    18.5
North Central                  114,090     18.4       102,113    19.4
South Central                   56,338      9.2        46,756     8.9
Mountain                       128,959     20.8       116,578    22.1
Pacific                        142,709     23.0       133,227    25.2
                              --------    -----      --------   -----
 Total                        $619,312    100.0%     $527,651   100.0%
                              ========    =====      ========   =====

Property Type
Apartment and residential     $ 35,772      5.8%     $ 35,805     6.8%
Warehouses and industrial      135,800     21.9       110,028    20.8
Retail and shopping center     209,921     33.9       178,264    33.8
Office                         166,510     26.9       149,828    28.4
Other                           71,309     11.5        53,726    10.2
                              --------    -----      --------   -----
 Total                        $619,312    100.0%     $527,651   100.0%
                              ========    =====      ========   =====

In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. A pre-tax realized gain of $15,857,000 (net of the loss of $5,980,000 on interest rate swaps used to hedge interest rate risk associated with the mortgage loans) was recorded on the transaction. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2004, the maximum potential exposure to the Company is $3,400,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

At December 31, 2004 and 2003, respectively, an interest-only strip asset of $1,387,000 and $2,085,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets. During 2004, the Company recognized a pre-tax realized loss of $305,000 recorded in "Net realized gains (losses) on investments" in the Consolidated Statements of Income and a reduction of the interest-only strip asset of $305,000 due to the prepayment of mortgage loans previously sold to third parties. The realized loss and reduction of the interest-only strip asset represented the present value of compensation related to mortgage loans previously sold to third parties that the Company would have received over the life of the mortgage loans. Amortization expense of $393,000, $518,000 and $669,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


In 2004 the Company recorded a pre-tax realized loss of $335,000 representing the difference between net collateral value and book value on two mortgage loans held for investment with a book value of $1,637,000. The Company recognized and collected interest totaling $161,000 during 2004 on the two mortgage loans.

In 2003, the Company secured a $100 million warehouse finance facility from a bank. This facility bears interest at prime (5.25% at December 31, 2004 and 4.00% at December 31, 2003) or
LIBOR (2.56% at December 31, 2004 and 1.12% at December 31, 2003) plus 1.00%. $84,565,000 and $18,970,000 was outstanding under this facility at December 31, 2004 and December 31, 2003, respectively, and was recorded in "Other liabilities" in the Consolidated Balance Sheets. Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled
$1,755,000 at December 31, 2004 and 2003 and accumulated depreciation totaled $1,408,000 at December 31, 2004 and 2003.
The book value of foreclosed real estate was $9,709,000 and $10,926,000 at December 31, 2004 and 2003, respectively.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. The maximum estimated potential exposure to the Company is $2,800,000. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation; there are no concentrations of credit risk at December 31, 2004 and 2003. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Reinsurance transactions with other insurance companies for the years ended December 31, 2004, 2003 and 2002 are summarized as follows:

                                         December 31, 2004
                          -------------------------------------------------
                             Direct    Assumed      (Ceded)         Net
                          -----------  --------  ------------   -----------
                                          (in thousands)
Life insurance in force   $34,864,605  $125,468  $(20,855,818)  $14,134,255
                          ===========  ========  ============   ===========
Premiums and other
considerations:
Traditional insurance
 premiums and
 universal life           $   395,773    $5,365  $   (225,676)  $   175,462
Annuity                        32,336        --            --        32,336
                          -----------  --------  ------------   -----------
Total                     $   428,109  $  5,365  $   (225,676)  $   207,798
                          ===========  ========  ============   ===========

                                         December 31, 2003
                          -------------------------------------------------
                             Direct    Assumed      (Ceded)         Net
                          -----------  --------  ------------   -----------
                                          (in thousands)
Life insurance in force   $31,353,542   $141,861   $(17,636,047)   $13,859,356
                          ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance
  premiums  and
  universal life          $   347,834  $  5,888  $   (173,146)  $   180,576
 Annuity                       31,854        --            --        31,854
                          -----------  --------  ------------   -----------
Total                     $   379,688  $  5,888  $   (173,146)  $   212,430
                          ===========  ========  ============   ===========


                                         December 31, 2002
                          -------------------------------------------------
                             Direct    Assumed      (Ceded)         Net
                          -----------  --------  ------------   -----------
                                          (in thousands)
Life insurance in force   $42,892,027  $162,983  $(16,327,572)  $26,727,438
                          ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance
  premiums and
  universal life          $   275,453  $  6,257  $    (73,036)  $   208,674
 Annuity                       27,143        --            --        27,143
                          -----------  --------  ------------   -----------
Total                     $   302,596  $  6,257  $    (73,036)  $   235,817
                          ===========  ========  ============   ===========


Benefits paid or provided were reduced by $16,836,000, $21,521,000 and $7,165,000 at December 31, 2004, 2003, and 2002, respectively, for estimated recoveries under reinsurance treaties.

Neither the Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                            December 31,
                                        -------------------
                                          2004       2003
                                        --------   --------
                                           (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs      $142,412   $140,704
 Unrealized gains - FAS 115               16,625     16,119
 Capitalization of software                4,581      5,245
 Other                                       662        311
                                        --------   --------
  Total deferred tax liabilities         164,280    162,379
                                        --------   --------
Deferred tax assets:
 Policyholders' dividends                  2,864      1,611
 Future policy benefits                   79,299     81,969
 Basis differences on investments         17,823     20,405
 Premium - based DAC adjustment           35,207     37,308
 Retirement plan accruals                 20,289     17,474
 Investment income differences               358        787
 Other                                     4,018      3,113
                                        --------   --------
  Total deferred tax assets              159,858    162,667
                                        --------   --------
  Net deferred tax asset (liabilities)  $ (4,422)  $    288
                                        ========   ========

Significant components of the provision for income tax expense
(benefit) attributable to continuing operations are as follows:

               Year ended December 31,
            -----------------------------
              2004      2003      2002
            -------   -------   ---------
                  (in thousands)
Current     $ 7,134   $10,350   $(13,362)
Deferred      5,619     1,612     (4,476)
            -------   -------   --------
Total       $12,753   $11,962   $(17,838)
            =======   =======   ========

Federal income tax expense (benefit) is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities and the release of tax contingency reserves.

NOTE 5 - COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $3,808,000, $3,835,000 and $2,849,000 in 2004, 2003 and
2002, respectively. The Company leased equipment through a series of arrangements in 2004, 2003 and 2002. Rental expense under these agreements totaled $158,000, $121,000 and $104,000 in 2004,
2003 and 2002, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


At December 31, 2004, the future minimum lease payments for all noncancelable operating leases are as follows:

Year            Amount
            (in thousands)
2005           $2,860
2006            2,212
2007            1,013
2008              764
2009              526
After 2009      1,808
               ------
Total          $9,183
               ======

Other Commitments

At December 31, 2004, the Company had outstanding agreements to fund mortgages totaling $38,065,000 in early 2005. In addition, the Company has committed to invest $11,241,000 in equity-type limited partnerships during the years 2005 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2004, 2003 and 2002, the charge to operations related to these assessments was not significant. The estimated liability of $796,000 and $860,000 at December 31, 2004 and 2003, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. Surplus as reflected in the statutory-basis financial statements was as follows:

                         Year Ended December 31,
                        ------------------------
                            2004       2003
                          --------   --------
                             (in thousands)
Capital and surplus       $337,730   $311,308
                          ========   ========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


NOTE 7 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees. Pension expense and funding was determined according to regulations as specified by the Employee Retirement Income Security Act of 1974 (ERISA) and subsequent amendments. Benefits are based on the average of the employee's compensation over their career.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

The measurement date for the Company's pension benefits was December 31. The measurement date for Other Postretirement
Benefits was October 1. A summary of the assets, obligations and assumptions are as follows:

                                                                                 Other
                                               Pension                       Postretirement
                                               Benefits                         Benefits
                                    ------------------------------   ------------------------------
                                      2004       2003       2002       2004       2003       2002
                                    --------   --------   --------   --------   --------   --------
                                                             (in thousands)
 Accumulated benefit obligation     $140,852   $128,666   $114,740   $ 25,596   $ 23,355   $ 19,861

 Projected benefit obligation       $143,023   $130,603   $116,837   $     --   $     --         --

 Plan assets at fair value          $109,540   $113,692   $ 94,745   $ 10,278   $  8,131   $  5,835

 Funded status                      $(33,483)  $(16,911)  $(22,092)  $(15,318)  $(15,224)  $(14,026)

 Accrued liabilities                $ 31,312   $ 14,975   $ 19,996   $ 14,546   $ 15,343   $ 15,038

 Employer contributions             $     --   $  4,855   $ 20,157   $  2,575   $  2,400   $  2,177

 Plan participants' contributions   $     --   $     --   $     --   $    351   $    242   $    220

 Benefits and administrative
 expenses paid                      $  6,014   $  6,354   $  5,792   $  2,281   $  1,927   $  1,825

Components of net periodic
benefit cost:
 Service cost                       $  3,597   $  3,711   $  4,104   $    845   $    731   $    540
 Interest cost                         8,181      7,962      8,459      1,464      1,336      1,389
 Expected return on plan assets       (8,746)    (8,075)    (7,830)      (709)      (504)      (498)
 Transition obligation/(asset)
   amortization                          (41)       (41)       (41)        --         --         --
 Amount of recognized
   (gains)/losses                      3,529      4,734      2,779         --         --         --
 Amount of unrecognized
   (gains)/losses                         --         --         --         --         --        (88)
 Amount of prior service
   cost recognized                    (1,050)    (1,070)        --        178      1,142         --
                                    --------   --------   --------   --------   --------   --------
 Total net periodic benefit cost    $  5,470   $  7,221   $  7,471   $  1,778   $  2,705   $  1,343
                                    ========   ========   ========   ========   ========   ========

                                                                                 Other
                                               Pension                       Postretirement
                                               Benefits                         Benefits
                                    ------------------------------   ------------------------------
                                      2004       2003       2002       2004       2003       2002
                                    --------   --------   --------   --------   --------   --------
Weighted average assumptions:
 Discount rate                       6.00%      6.50%      7.00%      6.00%      6.50%      7.00%
 Expected compensation increase      3.00%      3.00%      3.50%      3.00%      3.00%      3.50%
 Expected return on plan assets      8.50%      8.50%      8.50%      8.50%      8.50%      8.50%


THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

                                             Other
                               Pension   Postretirement
                               Benefits     Benefits
                               --------     --------
Expected Benefit Payments:        (in thousands)
 2005                           $7,567       $1,562
 2006                            7,898        1,610
 2007                            8,376        1,663
 2008                            8,984        1,716
 2009                            9,700        1,765
 2010 - 2014                    61,715       10,202

Also, $2,631,000, $3,071,000 and $6,879,000 (net of tax) was
charged directly to policyholders' equity in 2004, 2003 and 2002, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard No. 87, "Employers' Accounting for Pensions", and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity. The additional minimum liability adjustment as of December 31, 2002 was reduced by $7,872,000 (net of tax) due to the establishment of an intangible asset. During 2003, the Company determined that the intangible asset should not have been recorded in 2002. The intangible asset recorded in 2002 was appropriately eliminated from the Consolidated Balance Sheets and the calculation of the additional minimum liability in 2003.

Plan assets of the pension and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2004 and 2003, $89,955,000 and $93,060,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance. Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans are to provide sufficient assets and liquidity to meet the distribution requirements of the Plans through capital appreciation of the Plans' assets and levelized funding. To accomplish this objective, Pension Plan assets are invested in affiliated and unaffiliated mutual funds and assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for the Pension Plan is generally a target investment mix of 60% equities and 40% bonds. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ending December 31, 2004 and 2003 are as follows:

                                               Other
                         Pension           Postretirement
                         Benefits             Benefits
                     ---------------      ---------------
                      2004     2003        2004     2003
                     ------   ------      ------   ------
Equity securities:
Domestic equities     52.3%    51.6%       82.6%    87.0%
Foreign equities       9.6      9.2         9.4      3.8
Bonds                 38.1     39.2         5.8     --
Cash                  --       --           2.2      9.2
                     ------   ------      ------   ------
Total                100.0%   100.0%      100.0%   100.0%
                     ======   ======      ======   ======

The Company's current funding strategy for its benefit plans is to fund an amount at least equal to the minimum required funding as determined under ERISA with consideration of factors such as the minimum pension liability requirement for Pension Benefits and the maximum tax deductible amounts for both Pension Benefits and Other Postretirement Benefits. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ending December 31, 2004, the Company does not expect any required contributions under ERISA for the Pension Plans and will fund Other Postretirement Benefits Plans to meet their liquidity needs.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The health care cost trend rate was 12.1% graded to 5.0% over 10 years for 2004. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2004.

The Company did not adjust its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of
2003 as the impact was immaterial.

The Company has two contributory savings plans for home office employees and agents meeting certain service requirements, which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employees Savings Plan and the Agents Savings Plan. The Company's matching contributions to these plans were $1,846,000, $1,820,000 and $1,964,000 for 2004, 2003 and 2002, respectively. The value of the plans' assets was $95,318,000 and $83,287,000 at December 31, 2004 and 2003, respectively. The assets are held in the deposit fund or under the variable accounts of a group annuity policy. At December 31, 2004 and 2003, $31,960,000 and
$28,994,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

MORTGAGE LOANS: The fair values for commercial mortgages held for investment in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages held for investment with potential loan losses are based on discounted cash flow analysis of the underlying properties.

The estimate of fair values for commercial mortgage loans held for sale is based on current pricing of whole loan transactions that a purchaser unrelated to the seller would demand for a similar loan.

WAREHOUSE FINANCE FACILITY: The warehouse finance facility is offered with interest at market interest rates, and therefore, the carrying value of the warehouse finance facility is a reasonable estimation of fair value.

POLICY LOANS: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

SURPLUS NOTES: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

REPURCHASE AGREEMENTS: The fair value of repurchase agreements are based on quoted market prices.

INTEREST RATE SWAP AGREEMENTS: The fair value of interest rate swaps is the estimated amount the Company would receive or pay to terminate the agreements based on current market interest rates.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                  December 31, 2004       December 31, 2003
                 -------------------     -------------------
                 Carrying    Fair        Carrying    Fair
                  Amount     Value        Amount     Value
                 --------   --------     --------   --------
                               (in thousands)
Mortgage loans   $619,312   $656,724     $527,651   $571,359
                 ========   ========     ========   ========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                          December 31, 2004       December 31, 2003
                         -------------------     -------------------
                         Carrying    Fair        Carrying    Fair
                          Amount     Value        Amount     Value
                         --------   --------     --------   --------
                                       (in thousands)
Direct access            $ 61,072   $ 61,072     $ 63,208   $ 63,208
Traditional annuities      35,157     38,324       34,896     38,838
Supplementary contracts     9,855      9,907       10,919     11,073
GPA not involving life        539        584          719        785
Dividend accumulations      5,830      5,830        5,846      5,846
Premium deposit funds         662        662          664        664
                         --------   --------     --------   --------
Total                    $113,115   $116,379     $116,252   $120,414
                         ========   ========     ========   ========

The carrying amounts and fair values of the Company's liability for surplus notes are as follows:

                  December 31, 2004       December 31, 2003
                 -------------------     -------------------
                 Carrying    Fair        Carrying    Fair
                  Amount     Value        Amount     Value
                 --------   --------     --------   --------
                               (in thousands)
Surplus notes    $49,810    $56,034      $49,801    $52,657
                 =======    =======      =======    =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


NOTE 9 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                     December 31,
                            ------------------------------
                              2004       2003       2002
                            --------   --------   --------
                                    (in thousands)
Balance as of January 1     $176,655   $161,037   $152,796
Incurred related to:
 Current year                 83,105     91,862     80,743
 Prior years                  11,451      6,927     11,821
                            --------   --------   --------
Total incurred                94,556     98,789     92,564
                            --------   --------   --------
Paid related to :
 Current year                 45,940     52,342     50,279
 Prior years                  39,023     30,829     34,044
                            --------   --------   --------
Total paid                    84,963     83,171     84,323
                            --------   --------   --------
Balance as of December 31   $186,248   $176,655   $161,037
                            ========   ========   ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $11,451,000, $6,927,000 and $11,821,000 in 2004, 2003
and 2002, respectively. Amounts related to incurred claims related to prior years' resulted from prior year claims being settled for amounts greater than originally estimated. Included in the above balances are reinsurance recoverables of $2,615,000, $4,037,000 and $2,413,000 at 2004, 2003 and 2002, respectively.

NOTE 10 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1.
Interest expense of $4,100,000 was incurred in 2004, 2003 and 2002, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $562,000 and $587,000 as of December 31, 2004 and 2003, respectively. Issuance cost of $26,000 was amortized in 2004, 2003 and 2002, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2004, 2003 and 2002 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $190,000 and $199,000 was deducted from the balance of the Notes as of December 31, 2004 and 2003, respectively.

NOTE 11 - COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.

                                          Year Ended December 31, 2004
                                          ----------------------------
                                     Before-Tax        Tax          Net-of-Tax
                                       Amount    Expense/(Benefit)    Amount
                                     ----------  -----------------  ----------
                                                  (in thousands)
Unrealized gains on securities:

Unrealized gains arising during 2004   $22,694       $ 7,943        $14,751

Less:  reclassification adjustments
 for gains realized in net income      (21,480)       (7,518)       (13,962)
                                       -------       -------        -------
Net unrealized gains                     1,214       425            789
                                       -------       -------        -------
Minimum pension liability adjustment    (4,048)       (1,417)        (2,631)
                                       -------       -------        -------
Other comprehensive loss               $(2,834)      $  (992)       $(1,842)
                                       =======       =======        =======
                                          Year Ended December 31, 2003
                                          ----------------------------
                                     Before-Tax        Tax          Net-of-Tax
                                       Amount    Expense/(Benefit)    Amount
                                     ----------  -----------------  ----------
                                                  (in thousands)
Unrealized losses on securities:

Unrealized gains arising during 2003   $20,561       $ 7,196        $13,365

Less:  reclassification adjustments
 for gains realized in net income      (25,316)       (8,861)       (16,455)
                                       -------       -------        -------
Net unrealized losses                   (4,755)       (1,665)        (3,090)
                                       -------       -------        -------
Minimum pension liability adjustment    (4,725)       (1,654)        (3,071)
                                       -------       -------        -------
Other comprehensive loss               $(9,480)      $(3,319)       $(6,161)
                                       =======       =======        =======


THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

                                          Year Ended December 31, 2002
                                          ----------------------------
                                     Before-Tax        Tax          Net-of-Tax
                                       Amount    Expense/(Benefit)    Amount
                                     ----------  -----------------  ----------
                                                  (in thousands)
Unrealized gains on securities:

Unrealized gains arising during 2002   $58,105       $20,337        $37,768

Less:  reclassification adjustments
 for gains realized in net income       (3,817)       (1,336)        (2,481)
                                       -------       -------        -------
Net unrealized gains                    54,288        19,001         35,287
                                       -------       -------        -------
Minimum pension liability adjustment   (10,583)       (3,704)        (6,879)
                                       -------       -------        -------
Other comprehensive income             $43,705       $15,297        $28,408
                                       =======       =======        =======

NOTE 12 - SUBSEQUENT EVENT

In January 2005, the Board of Directors of Union Central and the Ameritas Acacia Companies voted to combine at the mutual holding company level. The target date for the consolidation is the end of 2005. Members and policyholders of the companies must approve the transaction. In addition, a number of regulatory approvals must be met, including approval from the Department of Insurance in Ohio. The Department of Insurance in Nebraska approved the transaction in 2005. The Company has offered to qualifying associates an early retirement benefit that is contingent upon the approval of the combination. The after-tax expense associated with the early retirement benefit is anticipated to be approximately $6.8 million, and as the approval of the combination is considered probable, the expense was recorded in 2005.